MERRILL LYNCH
GLOBAL
ALLOCATION
FUND, INC.



FUND LOGO



Semi-Annual Report

April 30, 1999



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Fund's prospectus for a description of risks associated with global investments.





Merrill Lynch
Global Allocation
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

Printed on post-consumer recycled paper



MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.

Summary of
Fund's Overall
Asset Mix
As of 4/30/99
                                                        Percent of Fund's Net Assets   Reference Portfolio
                                                          4/30/99        1/31/99           Percentages
North & South American Equities                             27.3%*         23.5%*              36.0%
European Equities                                           10.9           10.7                11.0
Pacific Basin Equities                                      14.9           11.8                13.0
Total Equities                                              53.1           46.0                60.0

US Dollar Denominated Fixed-Income Securities               35.3           43.2                24.0
    US Issuers                                              12.9           19.9                 --
    Non-US Issuers                                          22.4           23.3                 --
Non-US Dollar Denominated Fixed-Income Securities            5.5            5.0                16.0
Total Fixed-Income Securities                               40.8++         48.2++              40.0

Cash & Cash Equivalents                                      6.1            5.8                 --

 *Includes value of Financial Futures Contracts.
++Includes Preferred Stock.



Officers and
Directors

Terry K. Glenn, President and Director
Donald Cecil, Director
Roland M. Machold, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Arthur Zeikel, Director
Edward D. Zinbarg, Director
Bryan N. Ison, Senior Vice President and Portfolio Manager
Dennis W. Stattman, Vice President
Donald C. Burke, Vice President and Treasurer
Phillip Gillespie, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



Merrill Lynch Global Allocation Fund, Inc., April 30, 1999


DEAR SHAREHOLDER

For the three months ended April 30, 1999, Merrill Lynch Global
Allocation Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of +14.52%, +14.27%%, +14.31% and +14.54%, respectively. Fund results do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.)

Long-Term Risk-Adjusted
Performance Record Intact
The strength in the Fund's performance during the April quarter reflects an extension of the gains that began with the rebound from a period of weakness from mid-July 1998 through mid-October 1998. During the quarter, the Fund completed its recovery from those losses and the net asset value of its Class A and Class B Shares attained new all-time highs adjusted for dividend reinvestment.

Many factors contributed to the Fund's improved performance thus far in 1999. Importantly, value stocks began to outperform relative to growth stocks, which benefited our value-oriented investment approach. Also, many of the Fund's investments benefited from the improved outlook for global economic growth. Furthermore, there was improvement in the Asian debt and stock markets, including the Japanese stock market. We have been in the process of increasing investments in Japan for some time, as detailed below in the "Increase in Japanese Investments" section.

We continue to manage the Fund as we have since its inception, with investment representation across a broad spectrum of countries, asset classes (stocks, bonds and cash equivalents), industries and individual securities. Historically, this broad investment mandate has served the Fund well, and has generally led to relatively modest net asset value volatility. We view the mid-July 1998--mid-October 1998 time period as extraordinary, when spreading investment risk among a wide variety of issues worldwide did not benefit performance.

We are pleased to report that despite the Fund's underperformance in the July--October period last year, its long-term risk-adjusted performance record remains positive. As of May 31, 1999, the Fund's Class A and Class B Shares achieved a Morningstar Overall Rating TM of five stars, as shown below.

Increase in Japanese Investments
It is striking how drastically attitudes have changed toward investing in Japan since the Fund began ten years ago. At the Fund's inception, Japan was in the midst of a roaring bull market that had exceeded the expectations of nearly all observers in its magnitude and duration. At that time, the consensus view was that Japanese companies were invincible. Furthermore, despite lofty price/earnings ratios and minimal dividends, many professional investors believed that purchasing shares of Japanese companies was a compelling proposition. In 1989, the Japanese stock market capitalization exceeded that of the US stock market, which mandated a heavy weighting in Japanese stocks by investors who followed an indexing or quasi-indexing strategy. In addition, the persistence of stock price gains in Japan caused concerns that investors would be left behind if they failed to invest in Japanese shares.

Of course, this situation became completely reversed over the next ten years. The Japanese stock market peaked at the end of 1989, and has been in a bear market since then. From inception until relatively recently, the Fund has been underweighted in Japanese stocks. At first, our concerns focused on the excessive valuations for Japanese stocks; more recently, we avoided increasing Japanese investments because of our concerns regarding the problems of the Japanese economy, banking system and corporate governance. However, over the past two years we have been building the Fund's exposure to Japanese stocks, since investor sentiment regarding Japan, as well as many financial variables, are completely opposite of what they were ten years ago. With the Japanese economy and stock market held in low regard, the stock market's capitalization is dramatically smaller than that of the United States. By some valuation measures, many Japanese stocks are noticeably less expensive than US stocks. Japanese economic activity continues to be depressed, but a number of policy-making entities within the Japanese government are working to fix problems in the financial system and stimulate the economy.

In Japan's current economic and market malaise--and amidst the robust US economic boom--global investors have lost sight of Japan's continued strong trade position as well as the fact that Japanese investors generate the largest amount of savings in the world economy. We do not know when economic growth in Japan will resume, nor can we pinpoint when Japanese stocks will again provide superior returns. However, we do believe that at current prices Japanese stocks offer many intriguing long-term investment opportunities. As of April 30, 1999, 8.9% of the Fund's net assets was invested in Japanese equities, up from 5.9% at October 31, 1998.

In Conclusion
Although we have sold and bought many different individual securities since July 1998, the Fund's overall asset mix has been relatively unchanged through April 30, 1999. (See "Summary of Fund's Asset Mix" table on page 1 of this report to shareholders.)

We thank you for your investment in Merrill Lynch Global Allocation Fund, Inc., and we look forward to reviewing our investment strategy and outlook with you again in our next report to shareholders.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Bryan N. Ison)
Bryan N. Ison
Senior Vice President and
Portfolio Manager



June 16, 1999



After more than 20 years of service, Arthur Zeikel recently retired as Chairman of Merrill Lynch Asset Management, L.P. (MLAM). Mr. Zeikel served as President of MLAM from 1977 to 1997 and as Chairman since December 1997. Mr. Zeikel is one of the country's most respected leaders in asset management and presided over the growth of Merrill Lynch's asset management business. During his tenure, client assets under management grew from $300 million to over $500 billion. Mr. Zeikel will remain on Merrill Lynch Global Allocation Fund, Inc.'s Board of Directors. We are pleased to announce that Terry K. Glenn has been elected President and Director of the Fund. Mr. Glenn has held the position of Executive Vice President of MLAM since 1983.

Mr. Zeikel's colleagues at MLAM join the Fund's Board of Directors in wishing him well in his retirement from Merrill Lynch and are pleased that he will continue as a member of the Fund's Board of Directors.




Five-Star Morningstar Overall Rating TM--International Equity Funds as of 4/30/99


            Merrill Lynch Global Allocation Fund, Inc.
                       Class A & B Shares

Five-star overall ratings in the Morningstar International Equity Funds class is out of 944 funds. Morningstar proprietary ratings reflect historical risk-adjusted performance as of May 31, 1999. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the Fund's three-, five-, and ten-year average annual returns (if applicable) in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects Fund performance below 90-day Treasury-bill returns. Merrill Lynch Global Allocation Fund, Inc.'s Class A and Class B Shares both received four stars, four stars, and five stars for the three-, five-, and ten-year periods, respectively, ended May 31, 1999. The top 10% of the funds in a broad asset class receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars, and the bottom 10% receive one star. The Fund's Class A and B Shares were rated against 944, 464, and 112 funds in the Morningstar International Equity Funds class for the three-, five-, and ten-year periods, respectively.

Ratings are only for the share classes cited; ratings for other share classes may vary.



Merrill Lynch Global Allocation Fund, Inc., April 30, 1999


PERFORMANCE DATA

About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Recent
Performance
Results
                                                                                          Ten Years/
                                                          12 Month         3 Month      Since Inception
                                                        Total Return     Total Return     Total Return
ML Global Allocation Fund, Inc.--Class A Shares*           + 7.33%          +14.52%        +268.52%
ML Global Allocation Fund, Inc.--Class B Shares*           + 6.28           +14.27         +232.82
ML Global Allocation Fund, Inc.--Class C Shares*           + 6.22           +14.31         + 73.72
ML Global Allocation Fund, Inc.--Class D Shares*           + 7.05           +14.54         + 80.04
US Stocks: Standard &Poor's 500 Index**                    +21.82           + 4.67      +461.10/+214.47
Non-US Stocks: Financial Times/Standard & Poor's--
Actuaries World Index (Ex-US)***                           + 8.57           + 7.70      + 76.90/+42.50
USBonds: ML Government Index GA05****                      + 6.23           - 1.81      +113.27/+39.83
Non-US Bonds:Salomon Brothers World Government
Bond Index (Ex-US)*****                                    + 9.07           - 3.47      +132.22/+30.24

    *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten year/since inception periods areClass A & Class B Shares, for the ten years ended 4/30/99 and Class C & Class D Shares, from 10/21/94 to 4/30/99.
   **An unmanaged broad-based index comprised of common stocks. Ten years/since inception total returns are for the ten years ended 4/30/99 and from 10/21/94 to 4/30/99, respectively.
  ***An unmanaged capitalization-weighted index comprised of 1,631 companies in 28 countries, excluding the United States. Ten years/since inception total returns are for the ten years ended 4/30/99 and from 10/21/94 to 4/30/99, respectively.
 ****An unmanaged index designed to track the total return of the current coupon five-year US Treasury bond. Ten years/since inception total returns are for the ten years ended 4/30/99 and from 10/21/94 to 4/30/99, respectively.
*****An unmanaged market capitalization-weighted index tracking ten government bond indexes, excluding the United States. Ten years/since inception total returns are for the ten years ended 4/30/99 and from 10/21/94 to 4/30/99, respectively.



Average Annual
Total Return

                          % Return Without    % Return With
                            Sales Charge       Sales Charge**

Class A Shares*

Year Ended 3/31/99             - 1.07%           - 6.26%
Five Years Ended 3/31/99       +10.95            + 9.76
Ten Years Ended 3/31/99        +13.19            +12.58

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                             % Return           % Return
                            Without CDSC       With CDSC**

Class B Shares*

Year Ended 3/31/99             - 2.10%           - 5.63%
Five Years Ended 3/31/99       + 9.83            + 9.83
Ten Years Ended 3/31/99        +12.04            +12.04

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                             % Return           % Return
                            Without CDSC        With CDSC**

Class C Shares*

Year Ended 3/31/99             - 2.12%           - 3.00%
Inception (10/21/94)
through 3/31/99                +11.18            +11.18

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                          % Return Without   % Return With
                            Sales Charge      Sales Charge**

Class D Shares*

Year Ended 3/31/99             - 1.33%           - 6.51%
Inception (10/21/94)
through 3/31/99                +12.06            +10.71

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


Merrill Lynch Global Allocation Fund, Inc., April 30, 1999


Portfolio
Abbreviations

To simplify the currency denominations of Merrill Lynch Global
Allocation Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the currencies according to the list at right.

ARS     Argentinean Peso
CAD     Canadian Dollar
CHF     Swiss Franc
EUR     Euro Dollar
GBP     Great Britain Pound
IDR     Indonesian Rupiah
JPY     Japanese Yen
NOK     Norwegian Krone
NZD     New Zealand Dollar
SEK     Swedish Kroner
USD     United States Dollar


SCHEDULE OF INVESTMENTS                                                                                       (in US dollars)
                                    Shares                                                               Value     Percent of
COUNTRY      Industries              Held             Common Stocks                      Cost          (Note 1a)   Net Assets
Argentina    Banking                 467,900  Banco Frances SA (ADR)++(USD)         $    11,254,989  $    12,048,425    0.1%
                                   2,433,900  Banco Rio de la Plata SA
                                              (ADR)++(USD)                               25,177,689       31,488,581    0.4
                                                                                    ---------------  ---------------  ------
                                                                                         36,432,678       43,537,006    0.5

             Government               11,000  Republic of Argentina (Warrants)(a)           300,300           33,000    0.0
             Obligations

             Oil--Related            480,000  YPF Sociedad Anonima (ADR)++(USD)          10,296,490       20,160,000    0.3

                                              Total Common Stocks in Argentina           47,029,468       63,730,006    0.8


Australia    Building Materials      718,547  Pioneer International Limited               1,814,681        1,756,313    0.0
             Foods                 5,566,000  Goodman Fielder Limited                     5,875,419        5,382,901    0.1
             Insurance             7,063,044  HIH Insurance Limited                      11,341,178        9,076,407    0.1
                                   8,764,000  HIH Insurance Limited (Installment
                                              Receipts)(k)                                8,334,519        5,340,852    0.1
                                                                                    ---------------  ---------------  ------
                                                                                         19,675,697       14,417,259    0.2

             Metals & Mining      10,000,000  Normandy Mining Limited                     8,030,489        8,677,440    0.1
                                  25,900,927  Pasminco Limited                           25,771,262       28,994,948    0.4
                                   8,700,000  WMC Limited                                29,191,616       37,631,606    0.5
                                                                                    ---------------  ---------------  ------
                                                                                         62,993,367       75,303,994    1.0

             Multi-Industry        2,160,000  Lend Lease Corporation Limited             17,989,574       29,149,362    0.4
                                   2,300,000  Pacific Dunlop Limited                      5,753,464        4,037,328    0.0
                                                                                    ---------------  ---------------  ------
                                                                                         23,743,038       33,186,690    0.4

             Resources             9,309,046  Broken Hill Proprietary Company
                                              Limited                                   101,391,675      105,345,275    1.3

                                              Total Common Stocks in Australia          215,493,877      235,392,432    3.0


Austria      Banking                 203,400  Bank Austria AG                             6,298,337       12,639,004    0.2

                                              Total Common Stocks in Austria              6,298,337       12,639,004    0.2


Brazil       Telecommunications      460,000  Telecomunicacoes Brasileiras SA
                                              --Telebras (ADR)++(USD)                        32,419           35,938    0.0
                                     460,000  Telecomunicacoes Brasileiras SA
                                              --Telebras (Preferred Block)
                                              (ADR)++(USD)                               31,580,340       41,946,250    0.5

                                              Total Common Stocks in Brazil              31,612,759       41,982,188    0.5


Canada       Beverages             1,900,000  Cott Corporation (USD)                     15,484,918        6,650,000    0.1

             Metals--Non-Ferrous   1,300,000  Inco Limited (USD)                         26,901,062       24,943,750    0.3

             Retail Stores           400,000  Hudson's Bay Company                        4,015,205        4,368,132    0.0

             Telecommunications    1,165,200  Rogers Cantel Mobile Communications
                                              Inc. `B' (n)(p)                            22,391,633       20,607,074    0.3
                                   1,260,900  Rogers Cantel Mobile Communications
                                              Inc. `B' (USD)(n)(p)                       20,941,379       22,144,556    0.3
                                     150,000  Rogers Communications, Inc. `B' (p)           984,750        2,812,500    0.0
                                                                                    ---------------  ---------------  ------
                                                                                         44,317,762       45,564,130    0.6

                                              Total Common Stocks in Canada              90,718,947       81,526,012    1.0


Finland      Metals                  733,238  Outokumpu Oyj                              10,766,607        8,420,241    0.1

             Paper & Forest        2,909,250  Metsa-Serla Oyj `B'                        23,657,400       24,941,117    0.3
             Products                449,845  Stora Enso Oyj `A'                          3,506,504        5,142,052    0.1
                                     117,480  Stora Enso Oyj `R'                            903,581        1,373,966    0.0
                                     203,868  UPM-Kymmene Oyj                             4,035,251        6,181,922    0.1
                                                                                    ---------------  ---------------  ------
                                                                                         32,102,736       37,639,057    0.5

                                              Total Common Stocks in Finland             42,869,343       46,059,298    0.6


France       Automobiles              46,568  PSA Peugeot Citroen                         5,610,594        7,738,149    0.1
             Banking                 107,555  Banque Nationale de Paris (BNP)             4,755,027        8,930,451    0.1
                                     139,209  Compagnie Financiere de Paribas
                                              (CFP)                                       7,568,090       14,822,284    0.2
                                      49,069  Societe Generale `A'                        5,108,866        8,797,726    0.1
                                                                                    ---------------  ---------------  ------
                                                                                         17,431,983       32,550,461    0.4

             Energy & Petroleum       75,499  Elf Aquitaine SA                            9,962,370       11,746,497    0.2

             Industrial              244,500  Alcatel (ADR)++(USD)                        4,208,043        5,944,406    0.1

             Insurance               277,598  CNP Assurances                              7,729,298        6,963,290    0.1

             Metals--Steel         1,025,585  Usinor SA                                  15,027,164       15,891,415    0.2

             Multi-Industry           49,657  Societe Eurafrance SA                      19,457,147       25,017,117    0.3

                                              Total Common Stocks in France              79,426,599      105,851,335    1.4


Germany      Automotive                9,447  Bayerische Motoren Werke (BMW) AG           6,499,510        6,779,122    0.1
                                     253,686  Volkswagen AG                              14,947,855       18,016,435    0.2
                                                                                    ---------------  ---------------  ------
                                                                                         21,447,365       24,795,557    0.3

             Banking                 263,857  Deutsche Bank AG                           21,925,956       15,359,644    0.2
                                     132,450  Dresdner Bank AG                            7,678,657        5,719,551    0.1
                                     164,480  HypoVereinsbank                             8,617,726       10,741,083    0.1
                                                                                    ---------------  ---------------  ------
                                                                                         38,222,339       31,820,278    0.4

             Capital Goods           369,636  Kloeckner-Werke AG (p)                     17,229,762       26,133,679    0.3

             Chemicals               377,381  Bayer AG                                   15,239,702       16,056,686    0.2
                                     101,451  Henkel KGaA                                 4,390,556        6,979,423    0.1
                                     407,625  Hoechst AG                                 15,601,029       19,349,649    0.2
                                                                                    ---------------  ---------------  ------
                                                                                         35,231,287       42,385,758    0.5

             Electrical Equipment    172,042  Siemens AG                                 11,227,665       12,746,248    0.2

             Engineering &            32,565  Philipp Holzmann AG (p)                    12,268,030        5,273,420    0.1
             Construction

             Metals--Steel         1,337,260  Thyssen Krupp AG (p)                       29,944,502       29,297,869    0.4

             Utilities               385,848  Veba AG                                    25,707,381       21,195,001    0.3

                                              Total Common Stocks in Germany            191,278,331      193,647,810    2.5


Merrill Lynch Global Allocation Fund, Inc., April 30, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
                                    Shares                                                               Value     Percent of
COUNTRY      Industries              Held             Common Stocks                      Cost          (Note 1a)   Net Assets
Hong Kong    Banking                 799,737  HSBC Holdings PLC                     $    13,806,500  $    29,719,259    0.4%

             Multi-Industry        7,059,500  Hutchison Whampoa Limited                  44,936,689       63,307,774    0.8

                                              Total Common Stocks in Hong Kong           58,743,189       93,027,033    1.2


Hungary      Oil & Gas Producers     232,571  MOL Magyar Olaj-es Gazipari
                                              Rt. (GDR)++++(USD)                          6,283,087        5,232,848    0.1

                                              Total Common Stocks in Hungary              6,283,087        5,232,848    0.1


Indonesia    Paper & Pulp          1,500,000  Asia Pacific Resources
                                              International Holdings Ltd. `A'             5,392,046        1,312,500    0.0
                                     553,765  Asia Pulp & Paper Company Ltd.
                                              (ADR)++(USD)                                6,368,298        5,814,533    0.1
                                                                                    ---------------  ---------------  ------
                                                                                         11,760,344        7,127,033    0.1

             Tobacco              19,327,000  PT Hanjaya Mandala Sampoerna Tbk (p)       28,087,780       26,906,451    0.3

                                              Total Common Stocks in Indonesia           39,848,124       34,033,484    0.4


Italy        Multi-Industry       30,971,990  MontEdison SpA                             23,376,406       29,764,925    0.4

             Telecommunications    6,511,641  Telecom Italia SpA                         27,017,500       35,079,877    0.4

                                              Total Common Stocks in Italy               50,393,906       64,844,802    0.8


Japan        Automobiles &         3,282,000  Suzuki Motor Corporation                   30,510,247       46,787,421    0.6
             Equipment

             Beverages             1,570,000  Chukyo Coca-Cola Bottling Co., Ltd.        16,445,371       18,102,725    0.3
                                     663,000  Hokkaido Coca-Cola Bottling Co., Ltd.       8,836,164        7,505,660    0.1
                                     691,000  Kinki Coca-Cola Bottling Co., Ltd.         10,472,103        9,850,734    0.1
                                   1,143,000  Mikuni Coca-Cola Bottling                  15,815,229       23,962,264    0.3
                                   1,051,000  Sanyo Coca-Cola Bottling Co., Ltd.         13,001,553       24,941,971    0.3
                                                                                    ---------------  ---------------  ------
                                                                                         64,570,420       84,363,354    1.1

             Capital Goods        12,900,000  Kawasaki Heavy Industries Ltd.             35,297,925       32,561,006    0.4
                                   7,875,000  Mitsubishi Heavy Industries, Ltd.          44,268,610       34,537,736    0.4
                                                                                    ---------------  ---------------  ------
                                                                                         79,566,535       67,098,742    0.8

             Chemicals                34,000  Shin-Etsu Chemical Co., Ltd.                  657,132        1,083,438    0.0

             Consumer Products        31,250  Amway Japan Ltd.                              724,875          314,465    0.0

             Electrical            1,157,720  Chudenko Corporation                       30,032,358       22,814,608    0.3
             Construction          1,386,000  Kinden Corporation                         21,348,708       17,689,660    0.2
                                                                                    ---------------  ---------------  ------
                                                                                         51,381,066       40,504,268    0.5

             Electrical Equipment    788,000  Murata Manufacturing Co., Ltd.             25,168,052       45,132,411    0.6

             Electronics           1,299,000  Hitachi Ltd.                                9,381,584        9,498,767    0.1

             Financial Services    9,387,000  Daiwa Securities Co. Ltd.                  46,956,803       57,463,396    0.7
                                     879,000  The Nomura Securities Co., Ltd.            11,893,928        9,493,937    0.1
                                   1,720,000  Wako Securities Co., Ltd. (p)               4,377,152        4,500,126    0.1
                                                                                    ---------------  ---------------  ------
                                                                                         63,227,883       71,457,459    0.9

             Industrial               28,000  Miura Co., Ltd.                               466,635          394,465    0.0

             Insurance               743,000  The Chiyoda Fire & Marine Insurance
                                              Company, Limited                            2,796,009        2,654,239    0.0
                                   2,897,000  The Dai-Tokyo Fire and Marine
                                              Insurance Co., Ltd.                        17,990,037       10,616,260    0.1
                                     125,000  The Dowa Fire & Marine Insurance
                                              Co., Ltd.                                     441,340          471,698    0.0
                                   3,743,000  The Fuji Fire and Marine Insurance
                                              Company, Limited                           13,980,452        7,564,470    0.1
                                   4,865,000  The Koa Fire & Marine Insurance
                                              Co., Ltd.                                  24,748,402       15,298,742    0.2
                                     765,000  Mitsui Marine and Fire Insurance
                                              Company, Ltd.                               5,730,161        4,246,792    0.1
                                   3,508,000  The Nichido Fire & Marine Insurance
                                              Co., Ltd.                                  20,622,267       20,150,776    0.3
                                   4,816,000  The Nippon Fire & Marine Insurance
                                              Co., Ltd.                                  20,479,413       16,073,526    0.2
                                     999,000  The Nisshin Fire and Marine
                                              Insurance Company, Limited                  2,688,731        2,848,302    0.0
                                   7,315,000  The Sumitomo Marine & Fire Insurance
                                              Co., Ltd.                                  46,067,731       49,686,792    0.6
                                   2,713,000  The Tokio Marine & Fire Insurance
                                              Co. Ltd.                                   28,580,732       31,645,979    0.4
                                   5,000,000  The Yasuda Fire & Marine Insurance
                                              Co. Ltd.                                   25,976,040       27,756,813    0.4
                                                                                    ---------------  ---------------  ------
                                                                                        210,101,315      189,014,389    2.4

             Office Equipment      1,612,000  Canon, Inc.                                23,455,745       39,472,034    0.5

             Packaging &           1,103,000  Toyo Seikan Kaisha, Ltd.                   25,118,395       22,476,226    0.3
             Containers

             Pharmaceuticals       1,261,000  Sankyo Company, Ltd.                       28,124,373       26,488,931    0.3
                                     384,000  Taisho Pharmaceutical Company, Ltd.         7,984,458       11,817,862    0.2
                                                                                    ---------------  ---------------  ------
                                                                                         36,108,831       38,306,793    0.5

             Restaurants             647,000  Mos Food Service, Inc.                     12,121,005        8,295,707    0.1
                                     618,000  Ohsho Food Service                         10,180,663        8,214,088    0.1
                                                                                    ---------------  ---------------  ------
                                                                                         22,301,668       16,509,795    0.2

             Retail Stores           460,000  Ito-Yokado Co., Ltd.                       21,319,319       28,275,052    0.4
                                     100,000  Sangetsu Co., Ltd.                          3,160,832        1,840,671    0.0
                                                                                    ---------------  ---------------  ------
                                                                                         24,480,151       30,115,723    0.4
                                              Total Common Stocks in Japan              667,220,534      702,529,750    8.9


Mexico       Foods                   700,000  Grupo Industrial Maseca SA de
                                              CV (ADR)++(USD)                             7,969,925        7,393,750    0.1

             Multi-Industry          433,800  Grupo Carso SA de CV (ADR)++(USD)           3,832,850        4,077,720    0.0

             Telecommunications      433,800  Carso Global Telecom (ADR)++(USD)           2,060,550        4,298,958    0.1

                                              Total Common Stocks in Mexico              13,863,325       15,770,428    0.2


Netherlands  Chemicals               439,904  Akzo Nobel NV                              13,723,599       19,904,160    0.3
                                     225,570  European Vinyls Corporation
                                              International NV                            8,625,195        2,220,313    0.0
                                                                                    ---------------  ---------------  ------
                                                                                         22,348,794       22,124,473    0.3

             Electronics             108,750  Koninklijke (Royal) Philips
             Distribution                     Electronics NV                              6,243,388        9,380,732    0.1

             Insurance               321,530  ING Groep NV                                5,483,987       19,839,919    0.3

             Packaging             1,459,566  Buhrmann NV                                30,706,655       26,802,361    0.3

             Real Estate           3,723,920  Security Capital U.S. Realty (USD)         33,076,509       31,653,320    0.4

             Steel                   161,800  Ispat International NV                      4,382,262        1,798,116    0.0
                                     799,183  Ispat International NV (NY
                                              Registered Shares)(USD)                    13,831,820       10,439,328    0.1
                                                                                    ---------------  ---------------  ------
                                                                                         18,214,082       12,237,444    0.1

                                              Total Common Stocks in the
                                              Netherlands                               116,073,415      122,038,249    1.5


New          Natural Gas           1,227,104  Natural Gas Corporation Holdings
Zealand      Suppliers                        Limited                                       867,270        1,091,248    0.0

                                              Total Common Stocks in New Zealand            867,270        1,091,248    0.0


Merrill Lynch Global Allocation Fund, Inc., April 30, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
                                    Shares                                                               Value     Percent of
COUNTRY      Industries              Held               Common Stocks                    Cost          (Note 1a)   Net Assets
Norway       Banking               4,785,400  Christiania Bank Og Kreditkasse       $    10,697,335  $    18,436,111    0.2%
                                   2,434,000  Den Norske Bank ASA                         7,189,721        8,814,537    0.1
                                                                                    ---------------  ---------------  ------
                                                                                         17,887,056       27,250,648    0.3

             Computer Software       668,518  Merkantildata ASA                           8,071,807        6,696,341    0.1

             Oil & Gas Producers     781,330  Saga Petroleum ASA (p)                     11,845,630        8,679,215    0.1

                                              Total Common Stocks in Norway              37,804,493       42,626,204    0.5


Philippines  Multi-Industry        6,335,520  Ayala Corporation                           1,948,253        2,298,507    0.0

                                              Total Common Stocks in the
                                              Philippines                                 1,948,253        2,298,507    0.0


Portugal     Banking                 644,372  Banco Comercial Portugues, SA
                                              (BCP) (Registered Shares)                   9,667,811       18,202,669    0.2

             Banking--International       50  Banco Portugues do Atlantico
                                              (BPA) (p)                                       1,244              806    0.0

                                              Total Common Stocks in Portugal             9,669,055       18,203,475    0.2


Russia       Telecommunications    1,611,800  PLD Telekom Inc. (p)(USD)                  10,028,238        4,130,238    0.1
                                      74,500  PLD Telekom Inc. (Warrants)(a)(USD)                 0            7,450    0.0
                                      93,200  PLD Telekom Inc. (Warrants)(a)(USD)           142,605            4,660    0.0

                                              Total Common Stocks in Russia              10,170,843        4,142,348    0.1


South        Metals--Steel           716,660  Pohang Iron & Steel Company Ltd.           28,695,627       61,573,642    0.8
Korea
             Telecommunications        1,533  SK Telecom Co. Ltd.                           522,992        1,669,138    0.0
                                   1,166,925  SK Telecom Co. Ltd. (ADR)++(USD)(q)         5,726,464       16,191,079    0.2
                                                                                    ---------------  ---------------  ------
                                                                                          6,249,456       17,860,217    0.2

                                              Total Common Stocks in South Korea         34,945,083       79,433,859    1.0


Spain        Insurance                66,778  Corporacion Mapfre                          1,272,758        1,360,548    0.0

                                              Total Common Stocks in Spain                1,272,758        1,360,548    0.0


Sweden       Appliances              937,679  Electrolux AB `B'                          10,152,244       19,053,307    0.3

             Automobiles &            43,916  Scania AB (Warrants)(a)                        60,444           56,359    0.0
             Equipment               391,430  Volvo AB `B'                               12,386,419       10,349,138    0.1
                                                                                    ---------------  ---------------  ------
                                                                                         12,446,863       10,405,497    0.1

             Insurance             1,022,258  Skandia Forsakrings AB                      7,716,720       19,800,137    0.3

             Metals--Steel           901,522  Avesta Sheffield AB                         7,672,265        3,877,975    0.0

             Multi-Industry          192,784  Svedala Industri AB                         2,531,671        3,390,414    0.0

             Paper & Forest          411,853  Mo och Domsjo AB (MoDo) 'B'                10,072,522       10,619,940    0.2
             Products

                                              Total Common Stocks in Sweden              50,592,285       67,147,270    0.9


Switzerland  Banking                  20,222  Banque Cantonale de Geneve (BCG)            6,737,471        3,985,416    0.1
                                      89,227  Credit Suisse Group (Registered
                                              Shares)                                    10,117,486       17,731,683    0.2
                                                                                    ---------------  ---------------  ------
                                                                                         16,854,957       21,717,099    0.3

             Banking & Financial      51,616  UBS AG                                     10,538,909       17,564,767    0.2

             Pharmaceuticals           3,751  Novartis AG (Registered Shares)             5,535,436        5,502,551    0.1

                                              Total Common Stocks in Switzerland         32,929,302       44,784,417    0.6


Thailand     Holding Companies     1,373,300  BEC World Public Company
                                              Limited `Foreign'                           8,876,272        7,257,126    0.1

                                              Total Common Stocks in Thailand             8,876,272        7,257,126    0.1


United       Banking                 226,531  Barclays PLC                                3,483,493        7,199,472    0.1
Kingdom                              400,115  National Westminster Bank PLC               7,365,876        9,643,452    0.1
                                                                                    ---------------  ---------------  ------
                                                                                         10,849,369       16,842,924    0.2

             Building &              325,351  Jarvis PLC                                  3,797,606        2,718,600    0.0
             Construction

             Food & Beverage       1,256,839  Allied Domecq PLC                           9,162,332        9,834,262    0.1
                                     672,142  Bass PLC                                    9,822,359       10,572,592    0.2
                                                                                    ---------------  ---------------  ------
                                                                                         18,984,691       20,406,854    0.3

             Holding Companies     1,983,337  BTR Siebe PLC                              12,998,334       10,130,340    0.2

             Insurance               620,845  CGU PLC                                     8,676,880        9,810,686    0.1
                                   1,895,554  Royal & Sun Alliance Insurance
                                              Group PLC                                  18,609,690       16,357,873    0.2
                                                                                    ---------------  ---------------  ------
                                                                                         27,286,570       26,168,559    0.3

             Retail--Food          1,610,493  Safeway PLC                                 9,038,358        6,709,113    0.1

             Retail Stores           301,675  Signet Group PLC (ADR)++(USD)                 461,861        8,635,447    0.1

             Steel                 3,909,076  British Steel PLC                           9,053,760        9,298,812    0.1

             Telecommunications      568,677  Cable & Wireless PLC                        4,292,301        8,166,884    0.1

                                              Total Common Stocks in the
                                              United Kingdom                             96,762,850      109,077,533    1.4


United       Apparel                 700,000  Fruit of the Loom, Inc. (Class A) (p)      18,572,062        7,481,250    0.1
States
             Banking                 195,100  Banco Santander Puerto Rico                 4,194,650        3,828,837    0.0
                                     230,000  Bank One Corporation                        3,931,751       13,570,000    0.2
                                     259,000  Banknorth Group, Inc.                       1,865,422        6,847,313    0.1
                                   2,000,000  East West Bancorp, Inc.                    20,000,000       19,750,000    0.3
                                   2,480,939  Golden State Bancorp Inc. (p)              24,764,230       60,938,064    0.8
                                   2,940,239  Golden State Bancorp Inc.
                                              "Litigation Tracking" (Warrants)(a)         5,633,533        5,421,066    0.1
                                     770,194  Golden State Bancorp Inc. (Warrants)(a)             0       11,215,950    0.1
                                   1,300,000  KeyCorp                                    19,092,327       40,218,750    0.5
                                     600,000  Mellon Bank Corporation                    12,346,598       44,587,500    0.6
                                   1,350,000  Republic New York Corporation              30,180,613       79,312,500    1.0
                                                                                    ---------------  ---------------  ------
                                                                                        122,009,124      285,689,980    3.7

             Building Products       500,000  Chicago Bridge & Iron Company NV
                                              (NY Registered Shares)                      8,322,525        6,062,500    0.1
                                     567,892  Flowserve Corporation                      14,089,137       10,576,989    0.1
                                                                                    ---------------  ---------------  ------
                                                                                         22,411,662       16,639,489    0.2

             Business Data           621,500  Imation Corp. (p)                           9,905,939       10,992,781    0.1
             Processing

             Business Data         1,800,000  Information Resources, Inc. (n)(p)         17,211,940       13,950,000    0.2
             Systems

             Coal                    915,000  CONSOL Energy Inc. (p)                     14,529,640       13,038,750    0.2

             Commercial Services     780,000  Cendant Corporation (p)                    10,944,281       14,040,000    0.2


Merrill Lynch Global Allocation Fund, Inc., April 30, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
                                    Shares                                                               Value     Percent of
COUNTRY      Industries              Held             Common Stocks                      Cost          (Note 1a)   Net Assets
United       Computer Software     1,150,000  FileNET Corporation (p)               $     5,253,926  $     9,846,875    0.1%
States                               300,000  Hyperion Solutions Corporation (p)          5,400,575        4,537,500    0.1
(continued)                        2,400,000  Inprise Corporation (n)(p)                 33,535,053        9,675,000    0.1
                                     300,000  PLATINUM technology Inter-
                                              national, Inc. (p)                          3,985,707        7,650,000    0.1
                                                                                    ---------------  ---------------  ------
                                                                                         48,175,261       31,709,375    0.4

             Computers &             300,000  Compaq Computer Corporation                 9,902,490        6,693,750    0.1
             Technology            2,000,000  Iomega Corporation (p)                     10,010,893        9,750,000    0.1
                                     750,000  Komag, Incorporated (p)                    12,619,584        2,765,625    0.0
                                   1,100,000  Silicon Graphics, Inc. (p)                 16,560,378       14,025,000    0.2
                                                                                    ---------------  ---------------  ------
                                                                                         49,093,345       33,234,375    0.4

             Construction &          200,000  Hovnanian Enterprises, Inc.
             Housing                          (Class A) (p)                               1,750,602        1,675,000    0.0

             Construction            465,000  TJ International, Inc.                      8,228,176       12,787,500    0.2
             Products

             Electronics           1,500,000  CHS Electronics, Inc. (p)                   9,217,891        7,593,750    0.1
                                   2,300,000  Cabletron Systems, Inc. (p)                34,233,860       21,706,250    0.3
                                   1,900,100  Checkpoint Systems, Inc. (n)(p)            21,012,711       18,644,731    0.2
                                   1,000,000  MEMC Electronic Materials, Inc. (p)        18,838,743        6,000,000    0.1
                                   1,020,000  Millipore Corporation                      27,923,143       31,301,250    0.4
                                   1,600,000  Silicon Valley Group, Inc. (p)             26,097,882       21,000,000    0.2
                                     300,000  Tektronix, Inc.                             4,695,623        7,275,000    0.1
                                                                                    ---------------  ---------------  ------
                                                                                        142,019,853      113,520,981    1.4

             Energy &              1,079,400  Arch Coal, Inc.                            28,887,320       13,087,725    0.2
             Petroleum                46,400  Mitchell Energy & Development
                                              Corp. (Class A)                               675,716          698,900    0.0
                                     174,350  Mitchell Energy & Development
                                              Corp. (Class B)                             2,755,451        2,680,631    0.0
                                      50,000  Murphy Oil Corporation                      1,688,446        2,346,875    0.0
                                   1,500,000  Occidental Petroleum Corporation           28,058,743       30,281,250    0.4
                                   1,402,978  Santa Fe Energy Resources, Inc. (p)         7,579,573       12,626,802    0.2
                                     550,000  USX-Marathon Group                         10,388,695       17,187,500    0.2
                                                                                    ---------------  ---------------  ------
                                                                                         80,033,944       78,909,683    1.0

             Financial               163,600  American Capital Strategies, Ltd.           2,454,000        2,873,225    0.0
             Services              1,972,900  Anthracite Capital, Inc. (n)               29,662,250       14,920,056    0.2
                                                                                    ---------------  ---------------  ------
                                                                                         32,116,250       17,793,281    0.2

             Forest Products         350,000  Deltic Timber Corporation                   9,959,709        9,712,500    0.1

             Funeral Services        200,000  Service Corporation International           2,843,937        4,150,000    0.1

             Gaming                1,235,000  Scientific Games Holdings Corp. (n)(p)     27,568,304       19,760,000    0.3

             Healthcare              300,000  Advocat, Inc. (n)(p)                        2,852,500          543,750    0.0
             Services              2,110,400  Beverly Enterprises, Inc. (p)              15,824,755       13,717,600    0.2
                                   2,100,000  Humana Inc. (p)                            32,795,915       28,612,500    0.4
                                     137,577  LTC Healthcare Inc. (p)                       619,051          257,957    0.0
                                   1,700,000  Oxford Health Plans, Inc. (p)              33,123,011       33,893,750    0.4
                                   1,091,600  Sierra Health Services, Inc. (p)           15,709,764       13,645,000    0.2
                                     350,000  United HealthCare Corporation              11,247,018       19,643,750    0.2
                                                                                    ---------------  ---------------  ------
                                                                                        112,172,014      110,314,307    1.4

             Industrial               15,000  Bar Technologies Ltd. (Warrants)
                                              (a)(q)                                        838,256          825,000    0.0

             Information             380,000  Billing Concepts Corp. (p)                  3,610,000        4,702,500    0.1
             Processing

             Insurance             2,100,000  AGCO Corporation                           14,878,890       20,737,500    0.3
                                     186,300  Horace Mann Educators Corporation           2,143,166        4,238,325    0.0
                                   1,947,500  Risk Capital Holdings, Inc. (n)(p)         34,313,406       27,751,875    0.4
                                                                                    ---------------  ---------------  ------
                                                                                         51,335,462       52,727,700    0.7

             Machinery               680,000  Weatherford International, Inc. (p)        12,282,389       23,035,000    0.3

             Metals & Mining         180,000  Alcoa Inc.                                  5,176,249       11,205,000    0.1
                                   1,400,000  Battle Mountain Gold Company (p)            8,838,297        3,937,500    0.0
                                     807,300  Commonwealth Industries, Inc. (n)          12,346,767        7,669,350    0.1
                                     850,000  Newmont Mining Corporation                 31,553,907       20,453,125    0.3
                                     360,000  Nucor Corporation                          16,570,017       21,127,500    0.3
                                     800,000  The Timken Company                         13,791,134       17,850,000    0.2
                                                                                    ---------------  ---------------  ------
                                                                                         88,276,371       82,242,475    1.0

             Metals--Steel           678,700  Worthington Industries, Inc.                8,025,202        9,374,544    0.1

             Multi-Industry           90,000  Loews Corporation                           3,984,675        6,586,875    0.1

             Natural                 210,519  Freeport-McMoRan Copper & Gold,
             Resources                        Inc. (Class B)(p)                           3,665,657        3,223,572    0.0

             Oil & Gas               900,000  Rowan Companies. Inc. (p)                  12,395,215       14,400,000    0.2
             Producers               600,000  Tom Brown, Inc. (p)                        10,596,357        8,925,000    0.1
                                     300,000  Transocean Offshore Inc.                    9,669,913        8,906,250    0.1
                                                                                    ---------------  ---------------  ------
                                                                                         32,661,485       32,231,250    0.4

             Oil Field Equipment     201,900  Veritas DGC Inc. (p)                        2,715,091        4,088,475    0.1

             Oil Services            200,000  Diamond Offshore Drilling, Inc.             5,150,000        6,612,500    0.1
                                   2,600,000  Input/Output, Inc. (n)(p)                  23,522,630       18,850,000    0.2
                                   2,780,000  Noble Drilling Corporation (p)             20,861,045       54,557,500    0.7
                                     230,000  Schlumberger Limited                       12,731,500       14,691,250    0.2
                                     300,000  Tidewater Inc.                             13,101,460        7,950,000    0.1
                                                                                    ---------------  ---------------  ------
                                                                                         75,366,635      102,661,250    1.3

             Paper                   160,200  Boise Cascade Corporation                   4,225,000        6,448,050    0.1
                                     150,000  Fort James Corporation                      2,810,677        5,700,000    0.1
                                     220,000  Louisiana-Pacific Corporation               4,820,569        4,578,750    0.0
                                                                                    ---------------  ---------------  ------
                                                                                         11,856,246       16,726,800    0.2

             Pollution Control       500,000  Safety Kleen Corp. (p)                      5,574,398        7,937,500    0.1

             Real Estate           2,574,465  Catellus Development Corporation (p)       22,351,219       39,582,399    0.5
                                   3,633,600  Security Capital Group
                                              Incorporated (Class B)(n)(p)               78,475,062       54,958,200    0.7
                                     700,000  United Dominion Realty
                                              Trust, Inc.                                 8,011,873        7,612,500    0.1
                                                                                    ---------------  ---------------  ------
                                                                                        108,838,154      102,153,099    1.3

             Real Estate           1,638,300  AMB Property Corporation                   35,614,536       36,042,600    0.5
             Investment Trusts       382,713  Apartment Investment & Management
                                              Company (Class A)                          10,124,521       15,332,440    0.2
                                     300,000  Avalonbay Communities, Inc.                 9,440,618       10,500,000    0.1
                                     100,000  CarrAmerica Realty Corporation              2,260,999        2,475,000    0.0
                                     455,000  Equity Office Properties Trust             11,602,500       12,540,938    0.2
                                     250,000  Equity Residential Properties Trust        10,093,750       11,562,500    0.1


Merrill Lynch Global Allocation Fund, Inc., April 30, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
                                     Shares                                                              Value     Percent of
COUNTRY      Industries               Held              Common Stocks                    Cost          (Note 1a)   Net Assets
United       Real Estate             500,000  Federal Realty Investment Trust       $    10,135,000  $    11,937,500    0.2%
States       Investment               91,991  Horizon Group Properties, Inc. (p)            551,946          304,720    0.0
(concluded)  Trusts                3,042,500  Imperial Credit Commercial
             (concluded)                      Mortgage Investment Corp. (n)              42,303,825       29,474,219    0.4
                                   3,500,000  Meditrust Companies                        68,742,755       43,531,250    0.6
                                      63,400  National Health Investors, Inc.             1,621,138        1,592,925    0.0
                                   1,524,400  Nationwide Health Properties, Inc.         30,413,253       30,964,375    0.4
                                   2,039,825  Prime Retail, Inc.                         17,735,914       17,593,491    0.2
                                     400,000  Simon Property Group, Inc.                 10,004,000       11,475,000    0.1
                                     400,000  Taubman Centers, Inc.                       3,170,761        5,425,000    0.1
                                     920,000  Walden Residential Properties,
                                              Inc. (Warrants)(a)                          1,125,068          920,000    0.0
                                                                                    ---------------  ---------------  ------
                                                                                        264,940,584      241,671,958    3.1

             Retail                  800,000  Heilig-Meyers Company                      10,547,099        4,700,000    0.1

             Retail--Automotive      900,000  Ugly Duckling Corporation (n)(p)           11,585,625        5,850,000    0.1

             Retail Stores         1,110,000  Filene's Basement Corporation (n)(p)       10,092,619        2,185,313    0.0
                                     300,000  J. Baker, Inc.                              5,134,145        1,762,500    0.0
                                     700,000  Toys `R' Us, Inc. (p)                      15,851,134       15,225,000    0.2
                                                                                    ---------------  ---------------  ------
                                                                                         31,077,898       19,172,813    0.2

             Savings Banks           205,600  Capitol Federal Financial                   1,882,874        1,966,050    0.0

             Semiconductors        2,497,000  Cypress Semiconductor Corporation (p)      19,708,169       25,594,250    0.3

             Telecommuni-            300,000  Allen Telecom Inc. (p)                      3,338,218        2,812,500    0.0
             cations                 200,000  CellNet Data Systems, Inc. (p)              1,506,687        1,550,000    0.0
                                     120,363  CellNet Data Systems, Inc.
                                              (Warrants)(a)(q)                           13,716,570          722,178    0.0
                                   2,770,200  General Communication, Inc.
                                              (Class A)(n)(p)                            18,631,175       12,812,175    0.2
                                   2,500,000  Glenayre Technologies, Inc. (p)            25,609,813        8,281,250    0.1
                                      60,000  Leap Wireless International,
                                              Inc. (p)                                      285,000        1,095,000    0.0
                                     470,000  QUALCOMM Incorporated (p)                  23,259,096       93,706,250    1.2
                                      47,000  United USN Inc. (Class A)(Warrants)
                                              (a)(q)                                      5,840,131              470    0.0
                                      14,113  United USN Inc. (Warrants)(a)(q)            1,084,937              141    0.0
                                      18,315  Wireless One, Inc. (Warrants)(a)               18,315              183    0.0
                                                                                    ---------------  ---------------  ------
                                                                                         93,289,942      120,980,147    1.5

             Textiles              2,600,000  Burlington Industries, Inc. (p)            34,175,185       21,125,000    0.3

             Tobacco               1,875,700  DIMON Incorporated                         29,253,130        8,206,188    0.1

             Transportation          400,000  J.B. Hunt Transport Services, Inc.          6,933,618        8,300,000    0.1
                                     410,000  Union Pacific Corporation                  17,639,754       24,600,000    0.3
                                                                                    ---------------  ---------------  ------
                                                                                         24,573,372       32,900,000    0.4

             Utilities--              47,570  BayCorp Holdings, Ltd. (p)                  2,549,753          160,549    0.0
             Electric & Gas        4,105,623  Citizens Utilities Company
                                              (Class B)(p)                               35,740,872       41,312,831    0.5
                                   4,037,285  El Paso Electric Company (n)(p)            21,195,746       32,298,280    0.4
                                   1,590,000  Entergy Corporation                        42,223,912       49,687,500    0.6
                                   1,500,000  Niagara Mohawk Holdings Inc. (p)           23,789,306       20,062,500    0.3
                                     900,000  Potomac Electric Power Company             21,109,678       26,325,000    0.3
                                   1,127,900  Reliant Energy, Inc.                       22,955,631       31,933,669    0.4
                                     523,800  Unicom Corporation                         12,074,658       20,329,988    0.3
                                                                                    ---------------  ---------------  ------
                                                                                        181,639,556      222,110,317    2.8

                                              Total Common Stocks in the
                                              United States                           1,841,249,498    1,948,192,015   24.8


                                              Total Investments in Common
                                              Stocks                                  3,784,241,203    4,143,919,229   52.7


                                                Equity Closed-End Funds

Austria      Financial Services      320,000  The Austria Fund (USD)                      2,642,432        3,260,000    0.1

                                              Total Equity Closed-End Funds
                                              in Austria                                  2,642,432        3,260,000    0.1


Indonesia    Financial Services       25,600  Jakarta Growth Fund (USD)                     158,080           91,200    0.0

                                              Total Equity Closed-End Funds
                                              in Indonesia                                  158,080           91,200    0.0


Ireland      Financial Services      150,000  Irish Investment Fund (USD)                 1,086,041        2,718,750    0.0

                                              Total Equity Closed-End Funds
                                              in Ireland                                  1,086,041        2,718,750    0.0


Italy        Financial Services      150,000  Italy Fund (USD)                            1,198,520        2,250,000    0.0

                                              Total Equity Closed-End Funds
                                              in Italy                                    1,198,520        2,250,000    0.0


South        Financial Services       81,262  Fidelity Advisor Korea Fund (USD)(p)          708,885          660,254    0.0
Korea                                200,000  Korea Equity Fund (USD)(p)                  1,369,598          887,500    0.0
                                   1,400,528  Korea Fund (USD)(p)                        19,847,163       17,506,600    0.3
                                     200,000  Korean Investment Fund (USD)(p)             1,561,000        1,212,500    0.0

                                              Total Equity Closed-End Funds in
                                              South Korea                                23,486,646       20,266,854    0.3


                                              Total Investments in Equity
                                              Closed-End Funds                           28,571,719       28,586,804    0.4


                                                    Preferred Stocks

Germany      Chemicals               138,305  Henkel KGaA                                 5,886,677       10,964,013    0.1

             Machinery &             157,130  Jungheinrich AG                             3,186,845        2,319,974    0.0
             Equipment

             Medical Equipment        23,235  Fresenius AG                                4,591,809        4,057,667    0.1

             Multi-Industry          450,000  RWE AG                                      8,725,424       13,669,236    0.2

                                              Total Preferred Stocks in Germany          22,390,755       31,010,890    0.4


Portugal     Banking                 181,400  BCP International Bank (8%
                                              Convertible)(USD)                          13,480,528       19,047,000    0.2

                                              Total Preferred Stocks in Portugal         13,480,528       19,047,000    0.2


Spain        Banking                  31,800  Santander Overseas Bank (8%
                                              Convertible, Series D) (USD)                  773,376          810,900    0.0

                                              Total Preferred Stocks in Spain               773,376          810,900    0.0


Merrill Lynch Global Allocation Fund, Inc., April 30, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
                                   Shares                                                                Value     Percent of
COUNTRY      Industries             Held               Preferred Stocks                  Cost          (Note 1a)   Net Assets
United       Cable Television      1,000,000  Diva Systems Corp. (Convertible,
States                                        Series C)(o)                          $     8,410,000  $     5,000,000    0.1%
                                   1,000,000  Diva Systems Corp. (Convertible,
                                              Series D)(q)                               11,440,000        5,000,000    0.1
                                                                                    ---------------  ---------------  ------
                                                                                         19,850,000       10,000,000    0.2

             Natural Resources       150,000  Cyprus Amax Minerals Co.
                                              (Convertible, Series A)                     9,188,313        6,637,500    0.1
                                              Freeport-McMoRan Copper & Gold Inc.:
                                     219,000    (3.50% Convertible--Gold, Series B)       7,703,330        3,750,375    0.0
                                     348,700    (5% Convertible, Series A)                7,918,834        6,145,838    0.1

                                                                                         24,810,477       16,533,713    0.2
             Publishing              100,000  Reader's Digest Association, Inc.
                                              (Trust Automatic Common Exchange
                                              Securities)(Convertible)                    2,343,750        3,300,000    0.0

             Railroads                40,000  Union Pacific Capital Trust (6.25%
                                              Convertible)                                1,793,600        2,125,000    0.0

             Real Estate             476,800  Apartment Investment & Management
             Investment Trusts                Co. (9.375%, Series G)                     11,751,900       11,324,000    0.2
                                     298,746  Bradley Real Estate Inc. (8.40%
                                              Convertible, Series A)                      6,471,276        6,964,516    0.1
                                      97,300  CarrAmerica Realty Corporation (8.55%,
                                              Series C)                                   2,398,445        2,219,656    0.0
                                     400,000  Crown American Realty Trust (11%,
                                              Series A)                                  17,800,000       18,700,000    0.2
                                     139,200  First Union (8.40% Convertible,
                                              Series A)                                   3,480,000        2,992,800    0.0
                                     350,000  National Health Investors, Inc.
                                              (8.50% Convertible)                         8,750,000        7,962,500    0.1
                                     717,500  Prime Retail, Inc. (10.50%)                16,366,161       13,991,250    0.2
                                              Walden Residential Properties, Inc.:
                                      50,000    (9.16% Convertible, Series B)             1,418,750        1,087,500    0.0
                                   1,078,000    (9.20% Convertible, Series S)            26,269,636       21,560,000    0.3
                                                                                    ---------------  ---------------  ------
                                                                                         94,706,168       86,802,222    1.1

             Utilities                77,600  Citizens Utilities Trust (5%
                                              Convertible)                                3,398,931        3,492,000    0.1


                                              Total Preferred Stocks in the
                                              United States                             146,902,926      122,252,935    1.6


                                              Total Investments in Preferred
                                              Stocks                                    183,547,585      173,121,725    2.2


                          Currency     Face
                        Denomination  Amount       Fixed-Income Securities

Argentina    Banking       USD    45,000,000  Banco Rio de la Plata, 8.75% due
                                              12/15/2003                                 36,900,950       44,052,939    0.5

             Food/Dairy    USD    23,500,000  Mastellone Hermanos SA, 11.75%
             Products                         due 4/01/2008                              23,687,500       21,150,000    0.3

             Government                       City of Buenos Aires:
             Obligations   ARS    36,550,000    10.50% due 5/28/2004                     31,996,453       32,817,408    0.4
                           USD    38,000,000    11.25% due 4/11/2007 (q)                 37,715,000       36,480,000    0.4
                           USD    14,229,000    11.25% due 4/11/2007 (Regulation S)      13,888,779       13,659,840    0.2
                                              Republic of Argentina:
                           USD   112,204,500    6.188% due 3/31/2005 (d)(l)(m)           83,648,861       99,862,005    1.3
                           USD    85,000,000    11.375% due 1/30/2017                    82,988,125       84,787,500    1.1
                           USD   162,150,000    9.75% due 9/19/2027                     121,322,855      141,475,875    1.8
                           USD    80,000,000    Series L, 6.438% due 3/31/2023
                                                (d)(l)                                   55,210,316       60,300,000    0.8
                                                                                    ---------------  ---------------  ------
                                                                                        426,770,389      469,382,628    6.0

                                              Total Fixed-Income Securities
                                              in Argentina                              487,358,839      534,585,567    6.8


Brazil       Banking                          Banco Nacional de Desenvolvimiento
                                              Economico e Social:
                           USD     7,500,000    9% due 9/24/2007                          6,675,000        6,225,000    0.1
                           USD    68,500,000    15.224% due 6/16/2008 (d)                45,061,562       60,280,000    0.7
                                                                                    ---------------  ---------------  ------
                                                                                         51,736,562       66,505,000    0.8

             Government                       Republic of Brazil (l):
             Obligations   USD    33,833,380    Exit Bonds, 6% due 9/15/2013             19,620,085       21,991,697    0.3
                           USD    10,000,000    Par `L' Bonds, 5.75% due
                                                4/15/2024 (d)                             6,100,000        6,337,500    0.1
                                                                                    ---------------  ---------------  ------
                                                                                         25,720,085       28,329,197    0.4

             Industrial    USD     4,750,000  Companhia Vale Do Rio Doce, 10%
                                              due 4/02/2004                               4,132,500        4,655,000    0.1
                           USD    13,000,000  Globo Comunicacoes e Participacoes,
                                              Ltd., 10.625% due 12/05/2008 (q)           12,954,500       10,400,000    0.1

                                                                                         17,087,000       15,055,000    0.2
             Utilities     USD    32,250,000  Espirito Santo-Escelsa, 10% due
                                              7/15/2007                                  31,726,875       26,122,500    0.3

                                              Total Fixed-Income Securities
                                              in Brazil                                 126,270,522      136,011,697    1.7


Canada       Real Estate   CAD    16,501,370  First Place Tower, Inc., 10.92%
                                              due 12/15/2015 (Convertible Bonds)(e)      26,874,771       34,113,409    0.4

                                              Total Fixed-Income Securities
                                              in Canada                                  26,874,771       34,113,409    0.4


Cayman       Multi-        USD    50,000,000  Beta Finance Corp., 0.20% due
Islands      Industry                         5/27/2000 (q)                              51,191,648       48,980,000    0.6

                                              Total Fixed-Income Securities in
                                              the Cayman Islands                         51,191,648       48,980,000    0.6


Chile        Utilities                        Empresa Electricidad del Norte:
             --Electric    USD    28,500,000    10.50% due 6/15/2005 (q)                 28,625,000       19,095,000    0.3
                           USD    15,800,000    10.50% due 6/15/2005 (Regulation S)      11,354,750       10,586,000    0.1
                           USD    10,000,000    7.75% due 3/15/2006                       5,500,000        5,900,000    0.1

                                              Total Fixed-Income Securities
                                              in Chile                                   45,479,750       35,581,000    0.5


China        Multi-        USD    18,300,000  Shanghai Industrial Investment
             Industry                         Treasury Co., 1% due 2/24/2003
                                              (Convertible Bonds)                        12,667,385       15,921,000    0.2
                           USD     4,450,000  Shanghai Investment Holdings,
                                              1% due 6/12/2002 (Convertible
                                              Bonds)                                      4,103,654        3,982,750    0.0
                                                                                    ---------------  ---------------  ------
                                                                                         16,771,039       19,903,750    0.2

             Utilities     USD    55,250,000  Huaneng Power International PLC,
             --Electric                       1.75% due 5/21/2004 (Convertible
                                              Bonds)                                     45,890,393       51,658,750    0.7

                                              Total Fixed-Income Securities
                                              in China                                   62,661,432       71,562,500    0.9


France       Real          EUR    25,113,598  Societe Fonciere Lyonnaise SA,
             Estate                           4% due 10/31/2004 (Convertible
                                              Bonds)                                     28,268,929       30,947,997    0.4

                                              Total Fixed-Income Securities
                                              in France                                  28,268,929       30,947,997    0.4


Merrill Lynch Global Allocation Fund, Inc., April 30, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
                          Currency     Face                                                              Value     Percent of
COUNTRY     Industries  Denomination  Amount       Fixed-Income Securities                Cost         (Note 1a)   Net Assets
Hong Kong    Multi-        USD    17,250,000  First Pacific Capital Ltd., 2%
             Industry                         due 3/27/2002 (Convertible
                                              Bonds)                                $    16,927,221  $    17,163,750    0.2%

                           USD    16,000,000  Hutchison Delta Finance, 7% due
                                              11/08/2001 (Convertible Bonds)             16,640,000       18,080,000    0.2

                                              Hutchison Whampoa Ltd.:
                           USD    49,250,000    7.45% due 8/01/2017                      41,025,000       45,433,125    0.6
                           USD    24,400,000    7.50% due 8/01/2027                      19,671,062       22,326,000    0.3
                                                                                    ---------------  ---------------  ------
                                                                                         94,263,283      103,002,875    1.3

             Utilities--   USD    21,750,000  Cathay International Ltd., 13% due
             Infrastructure                     4/15/2008 (p)(q)                         21,618,750        5,437,500    0.1

                                              Total Fixed-Income Securities
                                              in Hong Kong                              115,882,033      108,440,375    1.4


Indonesia    Paper &       USD     7,650,000  APP Finance VII Mauritius, 3.50%
             Forest                           due 4/30/2003 (Convertible Bonds)           6,196,500        5,899,680    0.1
             Products                         APP Global Finance V Ltd. (Convertible
                                              Bonds):
                           USD     1,000,000    2% due 7/25/2000                          1,135,500          915,000    0.0
                           USD    34,000,000    2% due 7/25/2000 (q)                     34,000,000       31,110,000    0.4
                           USD     3,965,000  PT Indah Kiat Pulp & Paper, 8.875%
                                              due 11/01/2000 (q)                          3,300,863        3,290,950    0.0

                                              Total Fixed-Income Securities in
                                              Indonesia                                  44,632,863       41,215,630    0.5


Japan        Banking       JPY   100,000,000  Asahi Bank, Ltd., 0.50% due
                                              8/01/2007 (Convertible Bonds)                 581,630        1,056,604    0.0
                           JPY 8,991,000,000  Fuji International Finance Trust,
                                              0.25% due 2/01/2002 (Convertible
                                              Preference Shares)                         57,009,671       56,924,151    0.7
                           USD    23,250,000  MBL International Finance (Bermuda),
                                              3% due 11/30/2002 (Convertible Bonds)      22,298,437       27,318,750    0.3
                           JPY 4,800,000,000  Sumitomo Bank International Finance
                                              NV, 0.75% due 5/31/2001 (Convertible
                                              Bonds)                                     39,246,723       52,830,189    0.7
                                                                                    ---------------  ---------------  ------
                                                                                        119,136,461      138,129,694    1.7

             Beverages     JPY 1,811,000,000  Kinki Coca-Cola Bottling Co., Ltd.,
                                              #1, 0.85% due 12/30/2003 (Convertible
                                              Bonds)                                     15,889,725       16,553,375    0.2
                           JPY   582,000,000  Shikoku Coca-Cola Bottling Co.,
                                              Ltd., #1, 2.40% due 3/29/2002
                                              (Convertible Bonds)                         5,406,026        6,935,195    0.1
                                                                                    ---------------  ---------------  ------
                                                                                         21,295,751       23,488,570    0.3

             Chemicals     JPY   301,000,000  Shin-Etsu Chemical Co., Ltd., #6,
                                              0.40% due 9/30/2005 (Convertible
                                              Bonds)                                      2,987,802        5,081,031    0.1

             Electrical    JPY 1,339,000,000  Matsushita Electric Works, Ltd., #9,
             Equipment                        1% due 11/30/2005 (Convertible
                                              Bonds)                                     13,252,580       12,935,245    0.2

             Electronics   JPY   650,000,000  Matsushita Electric Industrial
                                              Company, Ltd., #5, 1.30% due
                                              3/29/2002 (Convertible Bonds)               6,133,347        7,985,325    0.1

             Financial     JPY   862,000,000  Kokusai Securities Co., Ltd., 1.25%
             Services                         due 9/30/2013 (Convertible Bonds)           7,747,314       11,457,191    0.1

             Industrial    JPY 1,492,000,000  Fuji Heavy Industries, #4, 0.90% due
                                              9/30/2003 (Convertible Bonds)              13,672,391       19,492,964    0.3
                           CHF     1,400,000  Nissin Kogyo Co. Ltd., 0.125% due
                                              3/31/2003 (Convertible Bonds)               1,080,777        1,425,568    0.0
                           JPY   923,000,000  Toyoda Automatic Loom Works, #2,
                                              0.35% due 9/30/2003 (Convertible
                                              Bonds)                                      8,689,380        9,133,249    0.1
                                                                                    ---------------  ---------------  ------
                                                                                         23,442,548       30,051,781    0.4

             Insurance     JPY   456,000,000  Mitsui Marine & Fire Insurance
                                              Co., Ltd., #3, 0.70% due 3/31/2003
                                              (Convertible Bonds)                         3,786,983        4,015,094    0.1
                           JPY   117,000,000  Nichido Fire & Marine Insurance
                                              Co., Ltd., #5, 1% due 3/31/2003
                                              (Convertible Bonds)                         1,109,381        1,040,981    0.0
                                              Nisshin Fire & Marine Insurance
                                              Co., Ltd. (Convertible Bonds):
                           JPY   900,000,000    #1, 0.65% due 3/31/2004                   7,132,646        7,290,566    0.1
                           JPY 1,626,000,000    #2, 0.75% due 3/31/2006                  12,682,239       12,680,755    0.2
                                              Sumitomo Marine & Fire Insurance
                                              Co., Ltd. (Convertible Bonds):
                           JPY   300,000,000    #3, 1.10% due 3/29/2002                   2,522,005        3,081,761    0.0
                           JPY 1,527,000,000    #4, 1.20% due 3/31/2004                  13,104,977       15,891,044    0.2
                                                                                    ---------------  ---------------  ------
                                                                                         40,338,231       44,000,201    0.6

                                              Total Fixed-Income Securities
                                              in Japan                                  234,334,034      273,129,038    3.5


Malaysia     Oil--                            Petroliam Nasional BHD:
             Related       USD    69,725,000    7.75% due 8/15/2015 (q)                  37,589,875       64,495,625    0.8
                           USD    98,314,000    7.625% due 10/15/2026                    61,147,377       87,253,675    1.1
                                                                                    ---------------  ---------------  ------
                                                                                         98,737,252      151,749,300    1.9

             Telecommuni-                     Telekom Malaysia BHD:
             cations       USD    56,750,000    4% due 10/03/2004 (Convertible
                                                Bonds)                                   47,266,962       47,953,750    0.6
                           USD    25,825,000    7.875% due 8/01/2025                     14,208,485       23,500,750    0.3
                                                                                    ---------------  ---------------  ------
                                                                                         61,475,447       71,454,500    0.9

                                              Total Fixed-Income Securities
                                              in Malaysia                               160,212,699      223,203,800    2.8


Mexico       Government    USD    27,000,000  United Mexican States, 6.25%
             Obligations                      due 12/31/2019                             20,351,250       21,583,125    0.3

             Oil--Related                     Petroleos Mexicanos:
                           USD    57,000,000    9.25% due 3/30/2018 (Regulation S)       50,820,000       53,010,000    0.6
                           USD    45,150,000    8.625% due 12/01/2023 (q)                25,007,000       38,499,437    0.5
                                                                                    ---------------  ---------------  ------
                                                                                         75,827,000       91,509,437    1.1

                                              Total Fixed-Income Securities in
                                              Mexico                                     96,178,250      113,092,562    1.4


New          Government    NZD    15,000,000  New Zealand Index Linked Notes,
Zealand      Obligations                      Series 216, 4.50% due 2/14/2016             8,418,821        8,683,133    0.1

                                              Total Fixed-Income Securities in
                                              New Zealand                                 8,418,821        8,683,133    0.1


Philippines  Multi-        USD     4,750,000  AC International Finance, 0.50% due
             Industry                         7/30/2002 (Convertible Bonds)               4,373,252        5,118,125    0.1

                                              Total Fixed-Income Securities in
                                              the Philippines                             4,373,252        5,118,125    0.1


Russia       Government    USD    64,400,000  City of St. Petersburg, 9.50%
             Obligations                      due 6/18/2002                              22,912,562       22,540,000    0.3
                                              Russian Federation Bonds:
                           USD     9,100,000    9.25% due 11/27/2001 (Regulation S)       4,846,505        4,732,000    0.1
                           USD   116,300,000    8.75% due 7/24/2005 (q)                  27,442,800       43,612,500    0.5
                           USD   142,750,000    12.75% due 6/24/2028 (g)(q)             131,353,237       59,241,250    0.7
                           USD    31,900,000    12.75% due 6/24/2028 (Regulation S)      16,836,300       13,238,500    0.2
                                                                                    ---------------  ---------------  ------
                                                                                        203,391,404      143,364,250    1.8


Merrill Lynch Global Allocation Fund, Inc., April 30, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
                          Currency      Face                                                             Value     Percent of
COUNTRY     Industries  Denomination   Amount    Fixed-Income Securities                 Cost          (Note 1a)   Net Assets
Russia       Oil & Gas     USD    13,250,000  Lukinter Finance, 3.50% due
(concluded)  Producers                        5/06/2002 (Convertible Bonds)         $    11,016,687  $     9,076,250    0.1%

             Telecommuni-                     PLD Telekom Inc. (i):
             cations       USD    74,500,000    14% due 6/01/2004                        74,500,000       39,485,000    0.5
                           USD    18,700,000    9% due 6/01/2006 (Convertible
                                                Bonds)(q)                                18,756,250        7,807,250    0.1
                                                                                    ---------------  ---------------  ------
                                                                                         93,256,250       47,292,250    0.6

             Utilities     USD    56,100,000  Mosenergo Finance BV, 8.375% due
                                              10/09/2002                                 26,803,212       19,635,000    0.3

                                              Total Fixed-Income Securities in
                                              Russia                                    334,467,553      219,367,750    2.8


Singapore    Multi-        USD     7,250,000  Far East Livingston Shipyards, 1.50%
             Industry                         due 5/02/2001 (Convertible Bonds)           5,945,450        6,380,000    0.1
                                              Keppel Corporation Limited
                                              (Redeemable Cumulative Convertible
                                              Preference Shares):
                           USD    22,950,000    2% due 8/12/2002 (q)                     22,942,500       23,236,875    0.3
                           USD     4,600,000    2% due 8/12/2002 (Regulation S)           4,217,111        4,657,500    0.1
                                                                                    ---------------  ---------------  ------
                                                                                         33,105,061       34,274,375    0.5
             Telecommuni-  USD    18,400,000  Fullerton Global Corp., 0% due
             cations                          4/02/2003 (Convertible Bonds)(b)           16,964,327       18,860,000    0.2

                                              Total Fixed-Income Securities in
                                              Singapore                                  50,069,388       53,134,375    0.7


South        Insurance     USD    36,300,000  LibLife International, 6.50% due
Africa                                        9/30/2004 (Convertible Bonds)              37,208,125       34,938,750    0.4

                                              Total Fixed-Income Securities in
                                              South Africa                               37,208,125       34,938,750    0.4


South        Banking                          Koram Bank Ltd. (Convertible Bonds):
Korea                      USD     1,500,000    0.25% due 8/26/2007 (q)                   1,447,500        1,455,000    0.0
                           USD     5,750,000    0.25% due 8/26/2007 (Regulation S)        5,291,426        5,577,500    0.1
                                                                                    ---------------  ---------------  ------
                                                                                          6,738,926        7,032,500    0.1

             Electronics                      Samsung Electronics Co.
                                              (Regulation S) (Convertible Bonds):
                           USD     5,400,000    0.25% due 12/31/2006                      4,450,375        6,574,500    0.1
                           USD    29,750,000    0% due 12/31/2007 (b)                    27,296,357       29,898,750    0.4
                                                                                    ---------------  ---------------  ------
                                                                                         31,746,732       36,473,250    0.5

             Energy                           Ssangyong Oil Refining Co.:
             Related       USD     9,755,000    3% due 12/31/2004 (Convertible
                                                Bonds)                                    7,206,837        6,048,100    0.1
                           USD    16,535,000    3.75% due 12/31/2008                     17,448,950       17,361,750    0.2
                                                                                    ---------------  ---------------  ------
                                                                                         24,655,787       23,409,850    0.3

             Machinery &   CHF    10,000,000  Medison Co., 0.25% due 3/06/2002
             Equipment                        (Convertible Bonds)                         6,433,041        7,094,994    0.1

             Multi-        CHF     1,250,000  Daewoo Corporation, 0.125% due
             Industry                         12/31/2001 (Convertible Bonds)                839,431          714,426    0.0

             Utilities--   USD    25,250,000  Korea Electric Power Corp., 5% due
             Electric                         8/01/2001 (Convertible Bonds)              23,247,175       24,240,000    0.3

                                              Total Fixed-Income Securities
                                              in South Korea                             93,661,092       98,965,020    1.3


Thailand     Metals--      USD    44,000,000  NSM Steel Inc., 12% due
             Steel                            2/01/2006 (q)                              40,223,632        8,360,000    0.1

                                              Total Fixed-Income Securities
                                              in Thailand                                40,223,632        8,360,000    0.1


Turkey       Telecommuni-  USD     4,000,000  Cellco Finance NV, 15% due
             cations                          8/01/2005                                   4,000,000        3,925,000    0.0

                                              Total Fixed-Income Securities
                                              in Turkey                                   4,000,000        3,925,000    0.0


United       Financial     GBP    12,250,000  TransAtlantic Holdings, 5.50% due
Kingdom      Services                         4/30/2009 (Convertible Bonds)              15,274,103       20,757,931    0.3

             Telecommuni-  USD    26,200,000  International Cabletel, Inc.,
             cations                          Series B, 0/11.50% due 2/01/2006 (b)       21,736,742       23,842,000    0.3
                           GBP    14,250,000  NTL Incorporated, Series B, 0/10.75%
                                              due 4/01/2008 (b)                          13,323,003       15,887,681    0.2
                                                                                    ---------------  ---------------  ------
                                                                                         35,059,745       39,729,681    0.5

                                              Total Fixed-Income Securities in the
                                              United Kingdom                             50,333,848       60,487,612    0.8


United       Airlines      USD    14,000,000  Trans World Airlines, 11.375% due
States                                        3/01/2006                                  14,000,000        6,440,000    0.1
             Bio-          USD     7,200,000  Cetus Corporation, 5.25% due
             technology                       5/21/2002 (Convertible Bonds)               5,220,250        7,105,500    0.1

             Food &        USD    15,000,000  Tom's Foods Inc., 10.50% due
             Beverage                         11/01/2004                                 15,000,000       13,950,000    0.2

             Healthcare    USD    17,450,000  American Retirement Corp., 5.75%
                                              due 10/01/2002 (Convertible Bonds)         17,174,000       15,356,000    0.2

             Industrial    USD     8,000,000  Bar Technologies Ltd., 13.50% due
                                              4/01/2001                                   7,412,450        8,320,000    0.1
                           USD    25,000,000  CTI Holdings SA, 0/11.50% due
                                              4/15/2008 (b)                              15,875,597       14,312,500    0.2
                           USD    13,700,000  Camargo Correa, 8.75% due 7/22/2005        11,841,750       11,234,000    0.1
                                                                                    ---------------  ---------------  ------
                                                                                         35,129,797       33,866,500    0.4

             Metals        USD     2,442,500  Worthington Industries, Inc.
             --Steel                          (Convertible, Series DECS), 7.25%          38,015,300       25,646,250    0.3

             Real Estate                      Security Capital U.S. Realty
                                              (Convertible Bonds):
                           USD    53,100,000    2% due 5/22/2003 (q)                     44,051,023       39,341,790    0.5
                           USD     3,650,000    2.50% due 5/22/2003 (Regulation S)        2,696,857        2,704,285    0.0
                                                                                    ---------------  ---------------  ------
                                                                                         46,747,880       42,046,075    0.5

             Real Estate   USD    25,500,000  Alexander Haagen Properties, Inc.,
             Investment                       7.25% due 12/27/2003 (Exchangeable
             Trusts                           Debentures)                                25,291,250       24,320,625    0.3
                           USD     6,500,000  Centerpoint Properties Trust,
                                              8.22% due 1/15/2004 (Convertible
                                              Bonds)                                      6,500,000       12,601,875    0.2
                           USD    25,000,000  First Washington Realty, 8.25%
                                              due 6/27/1999 (Exchangeable
                                              Debentures)(q)                             25,000,000       29,000,000    0.4
                                              HRPT Properties Trust (Convertible
                                              Bonds):
                           USD    40,000,000    7.25% due 10/01/2001                     40,000,000       37,700,000    0.5
                           USD    15,000,000    Series A, 7.50% due 10/01/2003           15,000,000       13,837,500    0.2
                           USD     4,500,000  Healthcare Realty Trust, Inc.,
                                              6.55% due 3/14/2002 (Convertible
                                              Bonds)                                      4,226,108        3,926,250    0.0
                                              LTC Properties, Inc. (Convertible
                                              Bonds):
                           USD    10,000,000    8.25% due 9/30/1999                      10,000,000        9,937,500    0.1
                           USD     8,000,000    8.50% due 1/01/2001                       8,000,000        7,490,000    0.1
                           USD     3,700,000    8.25% due 7/01/2001                       3,644,500        3,390,125    0.0
                           USD    25,000,000  Leperq Corporate Income Fund, 8%
                                              due 3/17/2004 (Exchangeable
                                              Secured Notes)(q)                          25,000,000       24,078,125    0.3


Merrill Lynch Global Allocation Fund, Inc., April 30, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
                          Currency      Face                                                             Value     Percent of
COUNTRY     Industries  Denomination   Amount     Fixed-Income Securities                Cost          (Note 1a)   Net Assets
United       Real Estate   USD    12,500,000  Liberty Property LP, 9% due
States       Investment                       7/01/2001 (Convertible Bonds)         $    12,500,000  $    14,531,250    0.2%
(concluded)  Trusts        USD    27,000,000  Malan Realty Investors, Inc.,
             (concluded)                      8.50% due 7/15/2003 (Convertible
                                              Bonds)(q)                                  27,000,000       25,380,000    0.3
                           USD     9,415,000  Meditrust Corporation, 8.54% due
                                              7/01/2000 (Convertible Bonds)               9,602,637        9,003,094    0.1
                           USD     5,000,000  Mid-Atlantic Realty Trust, 7.625%
                                              due 9/15/2003 (Convertible Bonds)           4,875,000        5,593,750    0.1
                                              National Health Investors, Inc.
                                              (Convertible Bonds):
                           USD    22,000,000    7.75% due 1/01/2001                      22,000,000       19,910,000    0.3
                           USD     4,500,000    7% due 2/01/2004                          3,351,130        3,403,125    0.0
                           USD    32,800,000  Omega Healthcare Investors, Inc.,
                                              8.50% due 2/01/2001 (Convertible
                                              Bonds)                                     32,846,000       30,873,000    0.4
                           USD     5,500,000  Sizeler Property Investors, Inc.,
                                              8% due 7/15/2003 (Convertible Bonds)        5,505,000        5,115,000    0.1
                                                                                    ---------------  ---------------  ------
                                                                                        280,341,625      280,091,219    3.6

             Retail        USD    12,500,000  Coinstar, Inc., 0/13% due 10/01/2006
                                              (b)(j)                                     11,811,971       12,375,000    0.2

             Retail--      USD     3,445,000  Ugly Duckling Corporation, 12% due
             Automotive                       10/15/2003 (n)                              3,100,500        3,100,500    0.0

             Savings       USD    21,400,000  FirstFed Financial Corp., 11.75% due
             Banks                            10/01/2004                                 21,401,250       22,523,500    0.3

             Semiconductors                   Cypress Semiconductor Corporation
                                              (Convertible Bonds):
                           USD     2,800,000    6% due 10/01/2002                         2,399,500        2,548,000    0.0
                           USD     2,850,000    6% due 10/01/2002 (Regulation S)(q)       2,447,175        2,593,500    0.1
                                                                                    ---------------  ---------------  ------
                                                                                          4,846,675        5,141,500    0.1

             Telecommuni-  USD   120,363,000  CellNet Data Systems, Inc., 0/14%
             cations                          due 10/01/2007 (b)                         62,296,314       38,516,160    0.5
                                              Centennial Communications Corp. (b):
                           USD    40,000,000    0/14% due 1/01/2005 (q)                  24,339,821       16,000,000    0.2
                           USD    11,925,186    0/9% due 7/01/2006 (o)                   10,965,699        5,962,593    0.1
                           USD   118,922,000  Geotek Communications, Inc., Series
                                              B, 0/15% due 7/15/2005 (b)(p)              63,579,972       51,136,460    0.6
                                              Telegroup Inc. (p):
                           USD     5,000,000    12% due 4/15/1999 (o)                     5,000,000        4,900,000    0.1
                           USD    21,750,000    0/10.50% due 11/01/2004 (b)              19,233,387        5,056,875    0.1
                           USD    22,000,000    8% due 4/15/2005 (Convertible
                                                Bonds)(q)                                22,000,000           22,000    0.0
                                              USN Communications, Inc.:
                           USD    17,330,070    14% due 6/30/1999 (o)                    17,330,070       17,070,119    0.2
                           USD    32,032,000    Series B, 0/14.625% due 8/15/2004
                                              (b)(q)                                     20,551,150        3,203,200    0.0
                           USD    12,697,035    Series B, 0/9% due 1/13/2006 (b)         10,927,911           15,871    0.0
                           USD    30,000,000  United International Holdings,
                                              Series B, 0/10.75% due 2/15/2008
                                              (b)(f)                                     20,160,202       20,325,000    0.3
                                              United USN Inc. (b)(q):
                           USD    17,000,000    0/14% due 9/15/2003 (h)                  12,906,298        1,700,000    0.0
                           USD    35,000,000    0/9% due 9/30/2004 (Convertible
                                                Bonds)                                   33,742,151           43,750    0.0
                                                                                    ---------------  ---------------  ------
                                                                                        323,032,975      163,952,028    2.1

             Trucking      USD    28,250,000  AmeriTruck Distribution Corp.,
                                              12.25% due 11/15/2005 (p)                  26,444,325        1,553,750    0.0


             US            USD   135,000,000  US Treasury Inflation Indexed Notes,
             Government                       3.375% due 1/15/2007                      133,163,156      135,169,115    1.7
             Obligations   USD   120,000,000  US Treasury Notes,  5.875% due
                                              2/15/2000 (c)                             118,413,281      120,900,000    1.5
                                                                                    ---------------  ---------------  ------
                                                                                        251,576,437      256,069,115    3.2

                                              Total Fixed-Income Securities
                                              in the United States                    1,093,842,985      889,216,937   11.3


Venezuela    Finance       USD     8,443,000  CANTV Finance Ltd.,  9.25% due
                                              2/01/2004                                   8,231,925        6,669,970    0.1

                                              Total Fixed-Income Securities
                                              in Venezuela                                8,231,925        6,669,970    0.1


                                              Total Investments in Fixed-Income
                                              Securities                              3,204,176,391    3,039,730,247   38.6


                                              Short-Term Securities
Indonesia    Certificates                     UBS Singapore:
             of         IDR   25,000,000,000    24% due 5/06/1999                         2,906,977        3,107,520    0.0
             Deposit    IDR   60,000,000,000    24% due 5/10/1999                         6,936,416        7,458,048    0.1
                        IDR   30,000,000,000    23.50% due 5/12/1999                      3,448,275        3,729,024    0.1
                        IDR   80,000,000,000    22.50% due 5/17/1999                      9,329,446        9,944,065    0.1
                        IDR   57,000,000,000    22% due 5/19/1999                         6,627,907        7,085,146    0.1
                        IDR   37,000,000,000    22% due 5/24/1999                         4,314,869        4,599,130    0.1
                        IDR   25,000,000,000    22% due 7/07/1999                         3,107,520        3,107,520    0.0

                                              Total Short-Term Securities
                                              in Indonesia                               36,671,410       39,030,453    0.5


United       Commercial    USD    20,294,000  Ford Motor Credit Company,
States       Paper+++                         4.95% due 5/03/1999                        20,288,419       20,288,419    0.2
                           USD   100,000,000  General Electric Capital Corp.,
                                              4.85% due 5/03/1999                        99,973,056       99,973,056    1.3

                                              Total Short-Term Investments
                                              in the United States                      120,261,475      120,261,475    1.5


                                              Total Investments in Short-Term
                                              Securities                                156,932,885      159,291,928    2.0


                                              Total Investments                       7,357,469,783    7,544,649,933   95.9


Merrill Lynch Global Allocation Fund, Inc., April 30, 1999


SCHEDULE OF INVESTMENTS (concluded)                                                                           (in US dollars)
OPTIONS                       Nominal Value                                            Premiums          Value     Percent of
WRITTEN                     Covered by Options            Issue                        Received        (Note 1a)   Net Assets
             Call Options            300,000  Compaq Computer Corporation,
             Written                          expiring October 1999 at USD 35       $    (1,565,947) $      (168,750)   0.0%
                                   1,465,000  Cypress Semiconductor Corporation,
                                              expiring June 1999 at USD 10               (1,970,358)      (1,648,125)   0.0

                                              Total Options Written                      (3,536,305)      (1,816,875)   0.0


                                              Total Investments, Net of Options
                                              Written                               $ 7,353,933,478    7,542,833,058   95.9
                                                                                    ===============

             Foreign Time Deposits*                                                                        5,804,129    0.0

             Variation Margin on Financial Futures Contracts**                                            (1,578,122)   0.0

             Unrealized Depreciation on Forward Foreign Exchange Contracts***                             (2,314,736)   0.0

             Other Assets Less Liabilities                                                               321,769,620    4.1
                                                                                                     ---------------  ------
             Net Assets                                                                              $ 7,866,513,949  100.0%
                                                                                                     ===============  ======


           ++American Depositary Receipts (ADR).
         ++++Global Depositary Receipts (GDR).
          +++Commercial Paper is traded on a discount basis. The interest rates shown reflect the discount rates paid at April 30, 1999.
            *Foreign time deposit bears interest at 4.562% and matures on 6/29/1999.
           **Financial futures contracts purchased as of April 30, 1999 were as follows:

             Number of                              Expiration       Value
             Contracts    Issue       Exchange         Date     (Notes 1a & 1d)
             1,042      Nikkei 225       OSAKA      June 1999    $146,185,828

             Total Financial Futures Contracts Purchased
             (Total Contract Price--$125,554,633)                $146,185,828
                                                                 ============


             Financial futures contracts sold as of April 30, 1999 were as follows:

             Number of                             Expiration       Value
             Contracts    Issue        Exchange       Date      (Notes 1a & 1d)
               170       Japanese
                     Government Bond     Tokyo      June 1999    $192,780,713
               375  Standard & Poor's
                        500 Index        NYSE       June 1999     125,296,875

             Total Financial Futures Contracts Sold
             (Total Contract Price--$311,194,281)                $318,077,588
                                                                 ============

          ***Forward foreign exchange contracts sold as of April 30, 1999 were as follows:
                                                               Unrealized
                                                              Appreciation
             Foreign                      Expiration         (Depreciation)
             Currency Sold                   Date              (Note 1d)
             CHF        44,500,000        June 1999           $    168,680
             EUR        10,800,000         May 1999                396,468
             EUR        46,438,475        June 1999                392,838
             GBP        40,000,000         May 1999                 87,500
             GBP        41,000,000        June 1999                 24,515
             JPY    35,000,000,000         May 1999             (3,275,877)
             JPY    32,000,000,000        June 1999               (247,492)
             NOK       172,000,000         May 1999                 42,744
             SEK       375,000,000        June 1999                 95,888

             Total Unrealized Depreciation on Forward
             Foreign Exchange Contracts--Net
             (USD Commitment--$848,793,131)                   $ (2,314,736)
                                                              ============

          (a)Warrants entitle the Fund to purchase a predetermined number of shares of stock/face amount of bonds and are non-income producing.
             The purchase price and number of shares/face amount of bonds are subject to adjustment under certain conditions until the expiration date.
          (b)Represents a zero coupon or step bond. The interest rate on a step bond represents the fixed rate of interest that will commence its accrual on a predetermined date until maturity.
          (c)All or a portion of security held as collateral in connection with open financial futures contracts.
          (d)Floating Rate Note.
          (e)Each $10 face amount contains 40 shares of First Place Tower, Inc.
          (f)Each $1,000 face amount contains one warrant of United International
             Holdings.
          (g)Due to the uncertainty of financial and economic conditions in Russia, effective September 24, 1998, interest accrual ceased.
          (h)Each $1,000 face amount contains one warrant of United USN Inc.
          (i)Each $1,000 face amount contains one warrant of PLD Telekom Inc.
          (j)Each $1,000 face amount contains one warrant of Coinstar, Inc.
          (k)Receipts evidence payment by the Fund of 62% of the purchase price of common stock of HIH Insurance Limited. The Fund is obligated to pay the remaining 38%, approximately $5,344,000, over the next quarter.
          (l)Represents a Brady Bond. Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.
          (m)Subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be less than the original maturity.
          (n)Investments in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as "Affiliated Companies" in section 2(a)(3) of the Investment
             Company Act of 1940) are as follows:
                                                                           Dividend/
                                                 Net Share/      Net        Interest
             Industry        Affiliate         Face Activity     Cost        Income
             Healthcare    Advocat, Inc.          (60,000)    $ (570,000)          ++
              Services
             Financial     Anthracite Capital,
              Services       Inc.                      --             --   $1,144,282
             Electronics   Checkpoint
                             Systems, Inc.       (200,900)    (2,057,116)          ++
             Metals &      Commonwealth
              Mining         Industries, Inc.    (292,700)    (5,344,111)     110,000
             Utilities--   El Paso Electric
              Electric &     Company              (75,000)      (393,750)          ++
              Gas
             Retail Stores Filene's Basement
                             Corporation               --             --           ++
             Telecommu-    General Communication,
              nications    Inc. (Class A)              --             --           ++
             Real Estate   Imperial Credit
              Investment   Commercial Mortgage
              Trusts       Investment Corp.            --             --    1,916,775
             Business Data Information
              Systems        Resources, Inc.     (100,000)    (1,601,897)          ++
             Oil Services  Input/Output, Inc.    (400,000)    (6,199,200)          ++
             Computer      Inprise Corporation         --             --           ++
              Software
             Insurance     Risk Capital
                             Holdings, Inc.            --             --           ++
             Telecommu-    Rogers Cantel Mobile
              nications    Communications Inc. `B'     --             --           ++
             Telecommu-    Rogers Cantel Mobile
              nications      Communications
                             Inc. `B' (USD)            --             --           ++
             Gaming        Scientific Games
                             Holdings Corp.            --             --           ++
             Real Estate   Security Capital
                             Group Incorporated
                             (Class B)                 --             --           ++
             Retail--      Ugly Duckling
              Automotive     Corporation         (100,000)    (1,425,000)          ++
             Retail--      Ugly Duckling
              Automotive     Corporation, 12%
                             due 10/15/2003            --             --      190,623

           ++Non-income producing security.
          (o)Restricted securities as to resale. The value of the Fund's investments in restricted securities was approximately $32,933,000, representing 0.4% of net assets.
                                        Acquisition                          Value
             Issue                         Date(s)            Cost         (Note 1a)
             Centennial
              Communications Corp.,
              0/9% due 7/01/2006          1/13/1998       $ 10,965,699   $  5,962,593
             Diva Systems Corp.           7/17/1996--
              (Convertible, Series C)     8/22/1996          8,410,000      5,000,000
             Telegroup Inc., 12% due
              4/15/1999                   11/16/1998         5,000,000      4,900,000
             USN Communications, Inc.,
              14% due 6/30/1999           2/25/1999         17,330,070     17,070,119
             Total                                        $ 41,705,769   $ 32,932,712

          (p)Non-income producing security.
          (q)The security may be offered and sold to "qualified institutional buyers"
             under Rule 144A of the Securities Act of 1933.



             See Notes to Financial Statements.


Merrill Lynch Global Allocation Fund, Inc., April 30, 1999


STATEMENT OF ASSETS AND LIABILITIES
                    As of April 30, 1999
Assets:             Investments, at value (identified cost--$7,357,469,783)
                    (Note 1a)                                                                            $ 7,544,649,933
                    Foreign cash (Note 1c)                                                                   259,448,240
                    Cash                                                                                         174,373
                    Foreign time deposits (Note 1c)                                                            5,804,129
                    Receivables:
                      Securities sold                                                 $    65,821,469
                      Interest                                                             56,172,012
                      Dividends                                                            16,070,566
                      Capital shares sold                                                   3,992,394
                      Forward foreign exchange contracts (Note 1d)                          1,723,431
                      Principal paydowns                                                      600,242        144,380,114
                                                                                      ---------------
                    Prepaid registration fees and other assets (Note 1g)                                       4,504,142
                                                                                                         ---------------
                    Total assets                                                                           7,958,960,931
                                                                                                         ---------------

Liabilities:        Options written, at value (premiums received--$3,536,305)
                    (Notes 1a & 1d)                                                                            1,816,875
                    Unrealized depreciation on forward foreign exchange
                    contracts (Note 1d)                                                                        2,314,736
                    Payables:
                      Capital shares redeemed                                              44,810,957
                      Securities purchased                                                 20,926,260
                      Distributor (Note 2)                                                  4,570,165
                      Investment adviser (Note 2)                                           4,450,113
                      Variation margin (Note 1d)                                            1,578,122         76,335,617
                                                                                      ---------------
                    Accrued expenses and other liabilities                                                    11,979,754
                                                                                                         ---------------
                    Total liabilities                                                                         92,446,982
                                                                                                         ---------------

Net Assets:         Net assets                                                                           $ 7,866,513,949
                                                                                                         ===============

Net Assets          Class A Shares of Common Stock, $0.10 par value,
Consist of:         450,000,000 shares authorized                                                        $     9,321,399
                    Class B Shares of Common Stock, $0.10 par value,
                    2,000,000,000 shares authorized                                                           34,603,134
                    Class C Shares of Common Stock, $0.10 par value, 200,000,000
                    shares authorized                                                                          2,431,381
                    Class D Shares of Common Stock, $0.10 par value, 900,000,000
                    shares authorized                                                                          8,273,027
                    Paid-in capital in excess of par                                                       7,047,734,897
                    Undistributed investment income--net                                                      89,561,397
                    Undistributed realized capital gains on investments and
                    foreign currency transactions--net                                                       480,611,265
                    Unrealized appreciation on investments and foreign currency
                    transactions--net                                                                        193,977,449
                                                                                                         ---------------
                    Net assets                                                                           $ 7,866,513,949
                                                                                                         ===============

Net Asset           Class A--Based on net assets of $1,360,339,927 and 93,213,994
Value:              shares outstanding                                                                   $         14.59
                                                                                                         ===============
                    Class B--Based on net assets of $4,957,146,248 and 346,031,335
                    shares outstanding                                                                   $         14.33
                                                                                                         ===============
                    Class C--Based on net assets of $343,765,205 and 24,313,805
                    shares outstanding                                                                   $         14.14
                                                                                                         ===============
                    Class D--Based on net assets of $1,205,262,569 and 82,730,267
                    shares outstanding                                                                   $         14.57
                                                                                                         ===============

                    See Notes to Financial Statements.


STATEMENT OF OPERATIONS
                    For the Six Months Ended April 30, 1999
Investment          Interest and discount earned (net of $51,170 foreign
Income              withholding tax)                                                                     $   214,597,487
(Notes 1e & 1f):    Dividends (net of $3,336,492 foreign withholding tax)                                     43,942,816
                    Other                                                                                      1,499,552
                                                                                                         ---------------
                    Total income                                                                             260,039,855
                                                                                                         ---------------

Expenses:           Investment advisory fees (Note 2)                                 $    32,863,992
                    Account maintenance and distribution fees--Class B (Note 2)            28,646,109
                    Transfer agent fees--Class B (Note 2)                                   6,058,658
                    Account maintenance and distribution fees--Class C (Note 2)             2,071,259
                    Account maintenance fees--Class D (Note 2)                              1,536,038
                    Transfer agent fees--Class A (Note 2)                                   1,356,609
                    Custodian fees                                                          1,295,942
                    Transfer agent fees--Class D (Note 2)                                   1,204,812
                    Printing and shareholder reports                                          542,575
                    Transfer agent fees--Class C (Note 2)                                     459,686
                    Accounting services (Note 2)                                              300,139
                    Professional fees                                                         270,174
                    Registration fees (Note 1g)                                                67,045
                    Directors' fees and expenses                                               24,865
                    Pricing fees                                                               14,046
                    Dividends on short sales (Note 1i)                                            266
                    Other                                                                     116,875
                                                                                      ---------------
                    Total expenses before reimbursement                                    76,829,090
                    Reimbursement of expenses (Note 2)                                     (2,675,944)
                                                                                      ---------------
                    Total expenses after reimbursement                                                        74,153,146
                                                                                                         ---------------
                    Investment income--net                                                                   185,886,709
                                                                                                         ---------------

Realized &          Realized gain from:
Unrealized Gain on    Investments--net                                                    451,674,328
Investments &         Foreign currency transactions--net                                   34,573,257        486,247,585
Foreign Currency                                                                      ---------------
Transactions--Net   Change in unrealized appreciation/depreciation on:
(Notes 1c, 1d,        Investments--net                                                    892,343,404
1f & 3):              Foreign currency transactions--net                                   17,298,335        909,641,739
                                                                                      ---------------    ---------------
                    Net realized and unrealized gain on investments and foreign
                    currency transactions                                                                  1,395,889,324
                                                                                                         ---------------
                    Net Increase in Net Assets Resulting from Operations                                 $ 1,581,776,033
                                                                                                         ===============

                    See Notes to Financial Statements.


Merrill Lynch Global Allocation Fund, Inc., April 30, 1999


STATEMENTS OF CHANGES IN NET ASSETS
                                                                                        For the Six      For the Year
                                                                                       Months Ended          Ended
                    Increase (Decrease) in Net Assets:                                 April 30, 1999    Oct. 31, 1998
Operations:         Investment income--net                                            $   185,886,709    $   501,610,053
                    Realized gain on investments and foreign currency
                    transactions--net                                                     486,247,585        649,011,781
                    Change in unrealized appreciation/depreciation on investments
                    and foreign currency transactions--net                                909,641,739     (1,754,814,316)
                                                                                      ---------------    ---------------
                    Net increase (decrease) in net assets resulting from
                    operations                                                          1,581,776,033       (604,192,482)
                                                                                      ---------------    ---------------

Dividends &         Investment income--net:
Distributions to      Class A                                                             (21,048,523)      (113,534,042)
Shareholders          Class B                                                             (54,465,169)      (435,917,299)
(Note 1h):            Class C                                                              (4,010,816)       (31,817,454)
                      Class D                                                             (16,800,804)       (80,421,353)
                    Realized gain on investments--net:
                      Class A                                                            (112,720,460)      (159,001,453)
                      Class B                                                            (494,148,058)      (747,330,007)
                      Class C                                                             (36,790,295)       (52,244,261)
                      Class D                                                             (99,226,016)      (112,523,476)
                                                                                      ---------------    ---------------
                    Net decrease in net assets resulting from dividends and
                    distributions to shareholders                                        (839,210,141)    (1,732,789,345)
                                                                                      ---------------    ---------------

Capital Share       Net decrease in net assets derived from capital share
Transactions        transactions                                                       (2,954,380,739)    (1,747,724,489)
(Note 4):                                                                             ---------------    ---------------

Net Assets:         Total decrease in net assets                                       (2,211,814,847)    (4,084,706,316)
                    Beginning of period                                                10,078,328,796     14,163,035,112
                                                                                      ---------------    ---------------
                    End of period*                                                    $ 7,866,513,949    $10,078,328,796
                                                                                      ===============    ===============

                   *Undistributed investment income--net                              $    89,561,397    $            --
                                                                                      ===============    ===============

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
                                                                                    Class A++
The following per share data and ratios have
been derived from information provided in                For the Six
the financial statements.                                Months Ended
                                                          April 30,             For the Year Ended October 31,
Increase (Decrease) in Net Asset Value:                     1999         1998          1997         1996        1995
Per Share           Net asset value, beginning
Operating           of period                           $     13.25  $     15.92  $     15.17  $     14.21   $     13.07
Performance:                                            -----------  -----------  -----------  -----------   -----------
                    Investment income--net                      .33          .67          .71          .78           .79
                    Realized and unrealized gain
                    (loss) on investments and
                    foreign currency transactions
                    --net                                      2.26        (1.28)        1.57         1.59          1.04
                                                        -----------  -----------  -----------  -----------   -----------
                    Total from investment operations           2.59         (.61)        2.28         2.37          1.83
                                                        -----------  -----------  -----------  -----------   -----------
                    Less dividends and distributions:
                      Investment income--net                   (.20)        (.86)        (.88)        (.98)         (.39)
                      Realized gain on investments--net       (1.05)       (1.20)        (.65)        (.43)         (.30)
                                                        -----------  -----------  -----------  -----------   -----------
                    Total dividends and distributions         (1.25)       (2.06)       (1.53)       (1.41)         (.69)
                                                        -----------  -----------  -----------  -----------   -----------
                    Net asset value, end of period      $     14.59  $     13.25  $     15.92  $     15.17   $     14.21
                                                        ===========  ===========  ===========  ===========   ===========

Total Investment    Based on net asset value per
Return:**           share                                    21.24%+++    (4.43%)      16.08%       17.81%        14.81%
                                                        ===========  ===========  ===========  ===========   ===========

Ratios to Average   Expenses, net of reimbursement             .95%*        .84%         .83%         .86%          .90%
Net Assets:                                             ===========  ===========  ===========  ===========   ===========
                    Expenses                                  1.01%*        .93%         .91%         .93%          .90%
                                                        ===========  ===========  ===========  ===========   ===========
                    Investment income--net                    4.99%*       4.62%        4.64%        5.31%         5.98%
                                                        ===========  ===========  ===========  ===========   ===========

Supplemental        Net assets, end of period
Data:               (in thousands)                      $ 1,360,340  $ 1,513,999  $ 2,132,254  $ 1,841,974   $ 1,487,805
                                                        ===========  ===========  ===========  ===========   ===========
                    Portfolio turnover                        7.50%       49.67%       55.42%       51.26%        36.78%
                                                        ===========  ===========  ===========  ===========   ===========

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Based on average shares outstanding.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


Merrill Lynch Global Allocation Fund, Inc., April 30, 1999


FINANCIAL HIGHLIGHTS (continued)
                                                                                     Class B++
The following per share data and ratios have
been derived from information provided in                For the Six
the financial statements.                                Months Ended
                                                          April 30,           For the Year Ended October 31,
Increase (Decrease) in Net Asset Value:                     1999         1998          1997        1996          1995
Per Share           Net asset value, beginning
Operating           of period                            $    13.01   $    15.65   $    14.95   $    14.01    $    12.91
Performance:                                            -----------  -----------  -----------  -----------   -----------
                    Investment income--net                      .26          .52          .55          .62           .65
                    Realized and unrealized gain
                    (loss) on investments and
                    foreign currency trans-
                    actions--net                               2.23        (1.26)        1.52         1.59          1.01
                                                        -----------  -----------  -----------  -----------   -----------
                    Total from investment operations           2.49         (.74)        2.07         2.21          1.66
                                                        -----------  -----------  -----------  -----------   -----------
                    Less dividends and distributions:
                      Investment income--net                   (.12)        (.70)        (.72)        (.84)         (.26)
                      Realized gain on invest-
                      ments--net                              (1.05)       (1.20)        (.65)        (.43)         (.30)
                                                        -----------  -----------  -----------  -----------   -----------
                    Total dividends and
                    distributions                             (1.17)       (1.90)       (1.37)       (1.27)         (.56)
                                                        -----------  -----------  -----------  -----------   -----------
                    Net asset value, end of
                    period                              $     14.33  $     13.01  $     15.65  $     14.95   $     14.01
                                                        ===========  ===========  ===========  ===========   ===========

Total Investment    Based on net asset value per
Return:**           share                                    20.71%+++    (5.37%)      14.82%       16.71%        13.54%
                                                        ===========  ===========  ===========  ===========   ===========

Ratios to Average   Expenses, net of reimbursement            1.96%*       1.86%        1.85%        1.87%         1.93%
Net Assets:                                             ===========  ===========  ===========  ===========   ===========
                    Expenses                                  2.02%*       1.95%        1.93%        1.95%         1.93%
                                                        ===========  ===========  ===========  ===========   ===========
                    Investment income--net                    3.97%*       3.60%        3.62%        4.29%         4.96%
                                                        ===========  ===========  ===========  ===========   ===========

Supplemental        Net assets, end of period (in
Data:               thousands)                          $ 4,957,146  $ 6,743,780  $ 9,879,603  $ 8,660,279   $ 6,668,499
                                                        ===========  ===========  ===========  ===========   ===========
                    Portfolio turnover                        7.50%       49.67%       55.42%       51.26%        36.78%
                                                        ===========  ===========  ===========  ===========   ===========

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Based on average shares outstanding.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS (continued)
                                                                                     Class C++
The following per share data and ratios have              For the
been derived  from information provided in the           Six Months
financial statements.                                      Ended
                                                          April 30,           For the Year Ended October 31,
Increase (Decrease) in Net Asset Value:                    1999         1998          1997         1996        1995
Per Share           Net asset value, beginning
Operating           of period                           $     12.86  $     15.50  $     14.83  $     13.94   $     12.91
Performance:                                            -----------  -----------  -----------  -----------   -----------
                    Investment income--net                      .25          .51          .54          .61           .64
                    Realized and unrealized gain
                    (loss) on investments and foreign
                    currency transactions--net                 2.19        (1.24)        1.52         1.58          1.02
                                                        -----------  -----------  -----------  -----------   -----------
                    Total from investment operations           2.44         (.73)        2.06         2.19          1.66
                                                        -----------  -----------  -----------  -----------   -----------
                    Less dividends and distributions:
                      Investment income--net                   (.11)        (.71)        (.74)        (.87)         (.33)
                      Realized gain on investments
                      --net                                   (1.05)       (1.20)        (.65)        (.43)         (.30)
                                                        -----------  -----------  -----------  -----------   -----------
                    Total dividends and
                    distributions                             (1.16)       (1.91)       (1.39)       (1.30)         (.63)
                                                        -----------  -----------  -----------  -----------   -----------
                    Net asset value, end of period      $     14.14  $     12.86  $     15.50  $     14.83   $     13.94
                                                        ===========  ===========  ===========  ===========   ===========

Total Investment    Based on net asset value per
Return:**           share                                    20.63%+++    (5.38%)      14.84%       16.68%        13.58%
                                                        ===========  ===========  ===========  ===========   ===========

Ratios to Average   Expenses, net of reimbursement            1.97%*       1.88%        1.86%        1.88%         1.95%
Net Assets:                                             ===========  ===========  ===========  ===========   ===========
                    Expenses                                  2.03%*       1.96%        1.94%        1.95%         1.95%
                                                        ===========  ===========  ===========  ===========   ===========
                    Investment income--net                    3.98%*       3.61%        3.60%        4.24%         4.80%
                                                        ===========  ===========  ===========  ===========   ===========

Supplemental        Net assets, end of period (in
Data:               thousands)                          $   343,765  $   503,556  $   671,467  $   385,753   $   102,361
                                                        ===========  ===========  ===========  ===========   ===========
                    Portfolio turnover                        7.50%       49.67%       55.42%       51.26%        36.78%
                                                        ===========  ===========  ===========  ===========   ===========

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Based on average shares outstanding.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


Merrill Lynch Global Allocation Fund, Inc., April 30, 1999


FINANCIAL HIGHLIGHTS (concluded)
                                                                                    Class D++
The following per share data and ratios have              For the
been derived from information provided in                Six Months
the financial statements.                                   Ended
                                                         April 30,          For the Year Ended October 31,
Increase (Decrease) in Net Asset Value:                    1999         1998         1997         1996        1995
Per Share           Net asset value, beginning
Operating           of period                           $     13.23  $     15.89  $     15.15  $     14.19   $     13.08
Performance:                                            -----------  -----------  -----------  -----------   -----------
                    Investment income--net                      .31          .64          .68          .77           .77
                    Realized and unrealized gain
                    (loss) on investments and foreign
                    currency transactions--net                 2.26        (1.28)        1.55         1.57          1.01
                                                        -----------  -----------  -----------  -----------   -----------
                    Total from investment
                    operations                                 2.57         (.64)        2.23         2.34          1.78
                                                        -----------  -----------  -----------  -----------   -----------
                    Less dividends and distri-
                    butions:
                      Investment income--net                   (.18)        (.82)        (.84)        (.95)         (.37)
                      Realized gain on invest-
                      ments--net                              (1.05)       (1.20)        (.65)        (.43)         (.30)
                                                        -----------  -----------  -----------  -----------   -----------
                    Total dividends and distributions         (1.23)       (2.02)       (1.49)       (1.38)         (.67)
                                                        -----------  -----------  -----------  -----------   -----------
                    Net asset value, end of period      $     14.57  $     13.23  $     15.89  $     15.15   $     14.19
                                                        ===========  ===========  ===========  ===========   ===========

Total Investment    Based on net asset value
Return:**           per share                                21.10%+++    (4.63%)      15.76%       17.59%        14.43%
                                                        ===========  ===========  ===========  ===========   ===========

Ratios to Average   Expenses, net of reimbursement            1.20%*       1.10%        1.08%        1.10%         1.16%
Net Assets:                                             ===========  ===========  ===========  ===========   ===========
                    Expenses                                  1.26%*       1.18%        1.16%        1.18%         1.16%
                                                        ===========  ===========  ===========  ===========   ===========
                    Investment income--net                    4.74%*       4.40%        4.38%        5.04%         5.63%
                                                        ===========  ===========  ===========  ===========   ===========

Supplemental        Net assets, end of period
Data:               (in thousands)                      $ 1,205,263  $ 1,316,994  $ 1,479,711  $ 1,044,136   $   256,525
                                                        ===========  ===========  ===========  ===========   ===========
                    Portfolio turnover                        7.50%       49.67%       55.42%       51.26%        36.78%
                                                        ===========  ===========  ===========  ===========   ===========


                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Based on average shares outstanding.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Global Allocation Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class
C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including financial futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not readily available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Repurchase agreements--The Fund invests in securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt, and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

* Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.



Merrill Lynch Global Allocation Fund, Inc., April 30, 1999



NOTES TO FINANCIAL STATEMENTS (continued)


* Options--The Fund is authorized to purchase and write covered call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(e) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(f) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(g) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(h) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(i) Short sales--When the Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Fund maintains a segregated account of securities as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of 0.75%, on an annual basis, of the average daily value of the Fund's net assets. MLAM has agreed to waive a portion of its fee payable by the Fund so that such fee is reduced for average daily net assets of the Fund in excess of $2.5 billion from the annual rate of 0.75% to 0.70%, from 0.70% to 0.65% for average daily net assets in excess of $5 billion, from 0.65% to 0.625% for average daily net assets in excess of $7.5 billion, and from 0.625% to 0.60% for average daily net assets in excess of $10 billion. For the six months ended April 30, 1999, MLAM earned fees of $32,863,992, of which $2,675,944 was voluntarily waived. MLAM has entered into a sub-advisory agreement with Merrill Lynch Asset Management U.K., Ltd. ("MLAM U.K."), an affiliate of MLAM, pursuant to which MLAM pays MLAM U.K. a fee computed at the rate of 0.10% of the average daily net assets of the Fund for providing investment advisory services to MLAM with respect to the Fund. For the six months ended April 30, 1999, MLAM paid MLAM U.K. a fee of $3,999,670 pursuant to such agreement.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                        Account
                    Maintenance Fee     Distribution Fee

Class B                  0.25%               0.75%
Class C                  0.25%               0.75%
Class D                  0.25%                --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended April 30, 1999, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

                             MLFD      MLPF&S

Class A                     $2,079    $31,302
Class D                     $5,991    $89,452


For the six months ended April 30, 1999, MLPR&S received contingent deferred sales charges of $7,992,188 and $126,619 relating to transactions in Class B and Class C Shares, respectively.

In addition, MLPF&S received $62,957 in commissions on the execution of portfolio security transactions for the Fund for the six months ended April 30, 1999.

For the six months ended April 30, 1999, the Fund paid Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, $61 for security price quotations to compute the net asset value of the Fund.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, FDS, PFD, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 1999 were $616,221,370 and $4,092,976,289, respectively.

Net realized gains (losses) for the six months ended April 30, 1999 and net unrealized gains (losses) as of April 30, 1999 were as follows:

                                        Realized        Unrealized
                                         Gains            Gains
                                        (Losses)         (Losses)

Long-term investments                $ 453,639,264   $  184,821,107
Short-term investments                       4,416        2,359,043
Options written                          3,598,719        1,719,430
Financial futures contracts             (5,568,071)      13,747,888
Forward foreign exchange contracts      45,021,385       (2,314,736)
Foreign currency transactions          (10,448,128)      (6,355,283)
                                     -------------   --------------
Total                                $ 486,247,585   $  193,977,449
                                     =============   ==============



Merrill Lynch Global Allocation Fund, Inc., April 30, 1999


NOTES TO FINANCIAL STATEMENTS (concluded)

As of April 30, 1999, net unrealized appreciation for Federal income tax purposes aggregated $188,899,580, of which $1,186,899,120 related to appreciated securities and $997,999,540 related to depreciated securities. At April 30, 1999, the aggregate cost of investments, net of premiums received for options written, for Federal income tax purposes was $7,353,933,478.

Transactions in call options written for the six months ended April 30, 1999 were as follows:


                                      Nominal Value      Premiums
                                         Covered          Received
Outstanding call options written,
beginning of period                      8,316,927   $   24,104,716
Options written                          1,765,000        3,376,860
Options exercised                       (3,239,577)     (11,625,240)
Options expired                         (2,692,350)      (6,768,837)
Options closed                          (2,385,000)      (5,551,194)
                                     -------------   --------------
Outstanding call options written,
end of period                            1,765,000   $    3,536,305
                                     =============   ==============


4. Capital Share Transactions:
Net decrease in net assets derived from capital share transactions was $2,954,380,739 and $1,747,724,489 for the six months ended April 30, 1999 and the year ended October 31, 1998, respectively.

Transactions in capital shares for each class were as follows:


Class A Shares for the
Six Months                                             Dollar
Ended April 30, 1999                Shares             Amount

Shares sold                         6,318,933   $    83,708,988
Shares issued to shareholders in
reinvestment of dividends and
distributions                       9,884,375       122,170,873
                                -------------   ---------------
Total issued                       16,203,308       205,879,861
Shares redeemed                   (37,222,768)     (489,125,379)
                                -------------   ---------------
Net decrease                      (21,019,460)  $  (283,245,518)
                                =============   ===============


Class A Shares for the
Year Ended                                            Dollar
October 31, 1998                    Shares            Amount

Shares sold                        18,655,199   $   271,738,900
Shares issued to shareholders in
reinvestment of dividends and
distributions                      17,209,249       244,114,543
                                -------------   ---------------
Total issued                       35,864,448       515,853,443
Shares redeemed                   (55,587,214)     (789,412,836)
                                -------------   ---------------
Net decrease                      (19,722,766)  $  (273,559,393)
                                =============   ===============


Class B Shares for the
Six Months                                             Dollar
Ended April 30, 1999                Shares             Amount

Shares sold                        13,375,239   $   173,206,837
Shares issued to shareholders in
reinvestment of dividends and
distributions                      38,690,008       471,244,295
                                -------------   ---------------
Total issued                       52,065,247       644,451,132
Automatic conversion of
shares                             (6,727,388)      (87,327,038)
Shares redeemed                  (217,465,568)   (2,809,986,056)
                                -------------   ---------------
Net decrease                     (172,127,709)  $(2,252,861,962)
                                =============   ===============


Class B Shares for the
Year Ended                                             Dollar
October 31, 1998                    Shares             Amount

Shares sold                        60,460,630   $   875,915,458
Shares issued to shareholders in
reinvestment of dividends and
distributions                      73,891,197     1,032,137,910
                                -------------   ---------------
Total issued                      134,351,827     1,908,053,368
Automatic conversion of shares    (15,413,728)     (214,503,471)
Shares redeemed                  (231,873,525)   (3,216,714,130)
                                -------------   ---------------
Net decrease                     (112,935,426)  $(1,523,164,233)
                                =============   ===============


Class C Shares for the
Six Months                                             Dollar
Ended April 30, 1999                Shares             Amount

Shares sold                         1,070,191   $    13,619,578
Shares issued to shareholders in
reinvestment of dividends and
distributions                       2,942,905        35,373,718
                                -------------   ---------------
Total issued                        4,013,096        48,993,296
Shares redeemed                   (18,858,981)     (240,611,993)
                                -------------   ---------------
Net decrease                      (14,845,885)  $  (191,618,697)
                                =============   ===============


Class C Shares for the
Year Ended                                             Dollar
October 31, 1998                    Shares             Amount

Shares sold                         9,924,944   $   142,791,336
Shares issued to shareholders in
reinvestment of dividends and
distributions                       5,395,282        74,521,891
                                -------------   ---------------
Total issued                       15,320,226       217,313,227
Shares redeemed                   (19,487,655)     (266,727,805)
                                -------------   ---------------
Net decrease                       (4,167,429)  $   (49,414,578)
                                =============   ===============


Class D Shares for the
Six Months                                             Dollar
Ended April 30, 1999                Shares             Amount

Shares sold                         4,159,931   $    55,014,842
Automatic conversion of shares      6,622,144        87,327,038
Shares issued to shareholders in
reinvestment of dividends and
distributions                       8,131,285       100,421,366
                                -------------   ---------------
Total issued                       18,913,360       242,763,246
Shares redeemed                   (35,725,369)     (469,417,808)
                                -------------   ---------------
Net decrease                      (16,812,009)  $  (226,654,562)
                                =============   ===============


Class D Shares for the
Year Ended                                             Dollar
October 31, 1998                    Shares             Amount

Shares sold                        14,494,815    $  213,305,917
Automatic conversion of shares     15,180,911       214,503,471
Shares issued to shareholders in
reinvestment of dividends and
distributions                      11,776,663       167,004,527
                                -------------   ---------------
Total issued                       41,452,389       594,813,915
Shares redeemed                   (35,025,559)     (496,400,200)
                                -------------   ---------------
Net increase                        6,426,830   $    98,413,715
                                =============   ===============



Merrill Lynch Global Allocation Fund, Inc., April 30, 1999


COMMON STOCK PORTFOLIO CHANGES


For the Quarter Ended April 30, 1999

Additions

*Alcatel
 Avalonbay Communities, Inc.
*BASF AG
*BOC Group Inc.
 Bayerische Motoren Werke (BMW) AG
 CGU PLC
 CHS Electronics, Inc.
 CONSOL Energy Inc.
 Capitol Federal Financial
 Compaq Computer Corporation
 Equity Residential Properties Trust
 Federal Realty Investment Trust
 Hudson's Bay Company
*Koninklijke Pakhoed NV
*Koninklijke Ten Cate
*Misys PLC
*Nucentrix Broadband Networks, Inc.
*PT Inti Indorayon Utama Tbk
 Reliant Energy, Inc.
*Rio Tinto PLC (Registered Shares)
 Service Corporation International
 Simon Property Group, Inc.
*Telecom Italia Mobile (TIM) SpA
 Telecomunicacoes Brasileiras SA--
 Telebras (Preferred Block)(ADR)


Deletions

*Alcatel
 Allied Zurich PLC
 Ascent Entertainment Group, Inc.
 Axa
*BASF AG
*BOC Group Inc.
 Baxter International Inc.
 CAI Wireless Systems, Inc.
 CRH PLC
 Coinstar, Inc.
 Foster's Brewing Group Limited
 Friedman, Billings, Ramsey Group, Inc. (Class A)
 The Geon Company
 Houston Industries Incorporated
*Koninklijke Pakhoed NV
*Koninklijke Ten Cate
 Lucas Varity PLC
*Misys PLC
*Nucentrix Broadband Networks, Inc.
 Oriental Financial Group Inc.
*PT Inti Indorayon Utama Tbk
 Plains Resources Inc.
 Raytheon Company (Class A)
 The Reader's Digest Association, Inc.
 (Class A)
 Reynolds Metals Company
*Rio Tinto PLC (Registered Shares)
 SKF AB `A'
 Sovereign Bancorp, Inc.
*Telecom Italia Mobile (TIM) SpA
 TransTexas Gas Corporation
 USEC Inc.
 W.D. & H.O. Wills Holdings Limited
 Western Wireless Corporation (Class A)

[FN]
*Added and deleted in the same quarter.



PORTFOLIO INFORMATION

Worldwide
Investments
As of 4/30/99


Breakdown of Stocks &
Fixed-Income
Securities by            Percent of
Country                  Net Assets

United States*              39.2%
Japan                       12.4
Argentina                    7.6
Australia                    3.0
Germany                      2.9
Russia                       2.9
Malaysia                     2.8
Hong Kong                    2.6
South Korea                  2.6
Brazil                       2.2
United Kingdom               2.2
France                       1.8
Mexico                       1.6
Netherlands                  1.5
Canada                       1.4
Indonesia*                   1.4
China                        0.9
Sweden                       0.9
Italy                        0.8
Singapore                    0.7
Cayman Islands               0.6
Finland                      0.6
Switzerland                  0.6
Norway                       0.5
Chile                        0.5
Portugal                     0.4
South Africa                 0.4
Austria                      0.3
Thailand                     0.2
New Zealand                  0.1
Philippines                  0.1
Venezuela                    0.1
Hungary                      0.1
Turkey**                     0.0
Ireland**                    0.0
Spain**                      0.0

[FN]
 *Includes investments in short-term securities.
**Holdings are less than 0.1%.



Ten Largest Holdings                    Percent of
(Equity Investments)                    Net Assets

Broken Hill Proprietary Company
  Limited                                   1.3%
QUALCOMMIncorporated                        1.2
Republic New York Corporation               1.0
Hutchison Whampoa Limited                   0.8
Pohang Iron & Steel Company
  Ltd.                                      0.8
Golden State Bancorp Inc.                   0.8
Daiwa Securities Co. Ltd.                   0.7
Security Capital Group
Incorporated (Class B)                      0.7
Noble Drilling Corporation                  0.7
Entergy Corporation                         0.6


Ten Largest Industries                  Percent of
(Equity Investments)                    Net Assets

Banking                                     6.6%
Insurance                                   4.3
Telecommunications                          3.5
Real Estate Investment Trusts               3.1
Utilities--Electric & Gas                   2.8
Multi-Industry                              2.0
Metals & Mining                             2.0
Real Estate                                 1.7
Electronics                                 1.5
Metals--Steel                               1.5